UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2024

March 28, 2025
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Nuveen Investment Funds, Inc.
Investment Company Act File Number 811‑05309
Accession Number 0001193125‑24‑194724
Ladies and Gentlemen:
We are filing an amendment to Form N‑CSR for the following funds, originally filed on August 6, 2024.

1.	Nuveen Minnesota Intermediate Municipal Bond Fund

2.	Nuveen Minnesota Municipal Bond Fund

3.	Nuveen Nebraska Municipal Bond Fund

4.	Nuveen Oregon Intermediate Municipal Bond Fund
We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.

Sincerely,

Nuveen Investment Funds, Inc.

/s/ Mark J. Czarniecki

Mark J. Czarniecki
Vice President and Secretary
612‑303‑7557

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2024

Nuveen Minnesota Intermediate Municipal Bond Fund
Class A Shares/FAMAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$81	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 2.27% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Intermediate Index, which returned 1.99%.

•  Top contributors to relative performance

»   Credit ratings allocation, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and an overweight to bonds rated A and below, which benefited from narrowing credit spreads.

»   Duration positioning, especially an overweight exposure to bonds with the shortest (zero to two years) and longest (10 years and longer) durations, which benefited from the yield curve flattening, and an underweight to bonds with two- to eight-year durations, which lagged.

•  Top detractors from relative performance

»   Allocation to state general obligation (GO) bonds with six- to eight-year durations, a segment that underperformed.

»   Overweight to appropriation-backed bonds, which underperformed.

»   Security selection across a range of holdings.
Performance Attribution Credit ratings allocation Short- and long-duration bonds State GOs Appropriation-backed bonds Security selection

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	2.27%	0.64%	1.77%
Class A Shares at maximum sales charge (Offering Price)	(0.81)%	0.04%	1.46%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Intermediate Index	1.99%	0.96%	2.09%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	1.84%	0.31%	1.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$321,326,007
Total number of portfolio holdings	286
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,721,106

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678713_AR_0524 3668789-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Minnesota Intermediate Municipal Bond Fund
Class I Shares/FAMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$61	0.61%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 2.47% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Intermediate Index, which returned 1.99%.

•  Top contributors to relative performance

»   Credit ratings allocation, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and an overweight to bonds rated A and below, which benefited from narrowing credit spreads.

»   Duration positioning, especially an overweight exposure to bonds with the shortest (zero to two years) and longest (10 years and longer) durations, which benefited from the yield curve flattening, and an underweight to bonds with two- to eight-year durations, which lagged.

•  Top detractors from relative performance

»   Allocation to state general obligation (GO) bonds with six- to eight-year durations, a segment that underperformed.

»   Overweight to appropriation-backed bonds, which underperformed.

»   Security selection across a range of holdings.
Performance Attribution Credit ratings allocation Short- and long-duration bonds State GOs Appropriation-backed bonds Security selection

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	2.47%	0.84%	1.98%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Intermediate Index	1.99%	0.96%	2.09%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	1.84%	0.31%	1.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$321,326,007
Total number of portfolio holdings	286
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,721,106

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

3

670678689_AR_0524 3668789-INV-Y-07/25 (A, C, I)

Annual Shareholder Report May 31, 2024

Nuveen Minnesota Intermediate Municipal Bond Fund
Class C Shares/NIBCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$161	1.61%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 1.45% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 1.99%.

•  Top detractors from relative performance

»   Allocation to state general obligation (GO) bonds with six- to eight-year durations, a segment that underperformed.

»   Overweight to appropriation-backed bonds, which underperformed.

»   Security selection across a range of holdings.

•  Top contributors to relative performance

»   Credit ratings allocation, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and an overweight to bonds rated A and below, which benefited from narrowing credit spreads.

»   Duration positioning, especially an overweight exposure to bonds with the shortest (zero to two years) and longest (10 years and longer) durations, which benefited from the yield curve flattening, and an underweight to bonds with two- to eight-year durations, which lagged.
Performance Attribution State GOs Appropriation-backed bonds Security selection Credit ratings allocation Short- and long-duration bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	1.45%	(0.16)%	1.13%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Intermediate Index	1.99%	0.96%	2.09%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	1.84%	0.31%	1.29%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$321,326,007
Total number of portfolio holdings	286
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,721,106

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693100_AR_0524 3668789-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Minnesota Municipal Bond Fund
Class A Shares/FJMNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$79	0.79%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 2.99% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Minnesota Index, which returned 2.10%.

•  Top contributors to relative performance

»   Duration positioning, particularly an underweight to bonds with four- to eight-year durations and an overweight to the longest-duration bonds.

»   Credit ratings allocation, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and overweight to bonds rated A and lower (especially non-rated), which benefited from narrowing credit spreads.

»   Sector and security selection across a diverse group of positions.

•  Top detractors from relative performance

»   Underweight to zero to two-year duration bonds, a segment that performed well.

»   Hospital bonds in the six- to eight-year duration range, which underperformed.
Performance Attribution Four- to eight-year bonds and long-duration bonds Credit ratings allocation Sector and security selection Zero to two-year bonds Hospital bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	2.99%	0.48%	2.10%
Class A Shares at maximum sales charge (Offering Price)	(1.35)%	(0.38)%	1.66%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Minnesota Index	2.10%	0.82%	1.99%
Lipper Minnesota Municipal Debt Funds Classification Average	2.45%	0.25%	1.57%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$603,793,151
Total number of portfolio holdings	375
Portfolio turnover (%)	26%
Total advisory fees paid for the year	$2,827,072

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678184_AR_0524 3668803-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Minnesota Municipal Bond Fund
Class I Shares/FYMNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$59	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 3.29% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Minnesota Index, which returned 2.10%.

•  Top contributors to relative performance

»   Duration positioning, particularly an underweight to bonds with four- to eight-year durations and an overweight to the longest-duration bonds.

»   Credit ratings allocation, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and overweight to bonds rated A and lower (especially non-rated), which benefited from narrowing credit spreads.

»   Sector and security selection across a diverse group of positions.

•  Top detractors from relative performance

»   Underweight to zero to two-year duration bonds, a segment that performed well.

»   Hospital bonds in the six- to eight-year duration range, which underperformed.
Performance Attribution Four- to eight-year bonds and long-duration bonds Credit ratings allocation Sector and security selection Zero to two-year bonds Hospital bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.29%	0.69%	2.31%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Minnesota Index	2.10%	0.82%	1.99%
Lipper Minnesota Municipal Debt Funds Classification Average	2.45%	0.25%	1.57%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$603,793,151
Total number of portfolio holdings	375
Portfolio turnover (%)	26%
Total advisory fees paid for the year	$2,827,072

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678192_AR_0524 3668803-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Minnesota Municipal Bond Fund
Class C Shares/NTCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$159	1.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 2.16% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Minnesota Index, which returned 2.10%.

•  Top contributors to relative performance

»   Duration positioning, particularly an underweight to bonds with four- to eight-year durations and an overweight to the longest-duration bonds.

»   Credit ratings allocation, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and overweight to bonds rated A and lower (especially non-rated), which benefited from narrowing credit spreads.

»   Sector and security selection across a diverse group of positions.

•  Top detractors from relative performance

»   Underweight to zero to two-year duration bonds, a segment that performed well.

»   Hospital bonds in the six- to eight-year duration range, which underperformed.
Performance Attribution Four- to eight-year bonds and long-duration bonds Credit ratings allocation Sector and security selection Zero to two-year bonds Hospital bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.16%	(0.32)%	1.45%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Minnesota Index	2.10%	0.82%	1.99%
Lipper Minnesota Municipal Debt Funds Classification Average	2.45%	0.25%	1.57%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$603,793,151
Total number of portfolio holdings	375
Portfolio turnover (%)	26%
Total advisory fees paid for the year	$2,827,072

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693209_AR_0524 3668803-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Nebraska Municipal Bond Fund
Class A Shares/FNTAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$81	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned 1.75% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.41%.

•  Top detractors from relative performance

»   Overweight to long-duration life care bonds, which underperformed.

»   Underweight to the industrial development revenue (IDR) sector, which outperformed.

»   Overweight to six- to eight-year duration bonds, which underperformed as the yield curve flattened.

•  Top contributors to relative performance

»   Duration positioning, especially an overweight to bonds with eight years and longer durations, which benefited from the yield curve flattening.

»   Credit ratings allocation, primarily an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and an overweight to bonds rated A and below, including non-rated, which benefited from narrowing credit spreads.
Performance Attribution Long-duration life care bonds IDR sector Six- to eight-year duration bonds Eight+ year duration bonds Credit ratings allocation

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$12,551
$12,384
$11,635
$11,144
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Nebraska Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	1.75%	(0.16)%	1.53%
Class A Shares at maximum sales charge (Offering Price)	(2.56)%	(1.01)%	1.09%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Nebraska Index	2.41%	0.80%	2.16%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$73,612,168
Total number of portfolio holdings	90
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$447,722

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678499_AR_0524 3668816-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Nebraska Municipal Bond Fund
Class I Shares/FNTYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$61	0.61%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned 1.95% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.41%.

•  Top detractors from relative performance

»   Overweight to long-duration life care bonds, which underperformed.

»   Underweight to the industrial development revenue (IDR) sector, which outperformed.

»   Overweight to six- to eight-year duration bonds, which underperformed as the yield curve flattened.

•  Top contributors to relative performance

»   Duration positioning, especially an overweight to bonds with eight years and longer durations, which benefited from the yield curve flattening.

»   Credit ratings allocation, primarily an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and an overweight to bonds rated A and below, including non-rated, which benefited from narrowing credit spreads.
Performance Attribution Long-duration life care bonds IDR sector Six- to eight-year duration bonds Eight+ year duration bonds Credit ratings allocation

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$12,384
$11,878
Class I Shares (NAV)
S&P Municipal Bond Index
S&P Municipal Bond Nebraska Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	1.95%	0.05%	1.74%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Nebraska Index	2.41%	0.80%	2.16%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$73,612,168
Total number of portfolio holdings	90
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$447,722

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678523_AR_0524 3668816-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Nebraska Municipal Bond Fund
Class C Shares/NAAFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$161	1.61%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned 0.93% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.41%.

•  Top detractors from relative performance

»   Overweight to long-duration life care bonds, which underperformed.

»   Underweight to the industrial development revenue (IDR) sector, which outperformed.

»   Overweight to six- to eight-year duration bonds, which underperformed as the yield curve flattened.

•  Top contributors to relative performance

»   Duration positioning, especially an overweight to bonds with eight years and longer durations, which benefited from the yield curve flattening.

»   Credit ratings allocation, primarily an underweight to the highest credit quality (AAA and AA rated) bonds, which underperformed, and an overweight to bonds rated A and below, including non-rated, which benefited from narrowing credit spreads.
Performance Attribution Long-duration life care bonds IDR sector Six- to eight-year duration bonds Eight+ year duration bonds Credit ratings allocation

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	0.93%	(0.95)%	0.87%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Nebraska Index	2.41%	0.80%	2.16%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$73,612,168
Total number of portfolio holdings	90
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$447,722

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693308_AR_0524 3668816-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Oregon Intermediate Municipal Bond Fund
Class A Shares/FOTAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$84	0.84%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 2.45% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Intermediate Index, which returned 1.99%.

•  Top contributors to relative performance

»   Security selection across a diverse group of holdings.

»   Duration positioning, particularly an overweight to bonds with zero to two-year durations and an underweight to bonds with six- to eight-year durations.

»   Underweight allocation to AAA rated bonds, which underperformed, and an overweight allocation to non-rated bonds, which outperformed as credit spreads narrowed.

•  Top detractors from relative performance

»   Overweight to AA rated bonds, which underperformed, and underweight allocation to A rated bonds, which outperformed as credit spreads contracted.

»   Overweight to the local general obligation (GO) sector, which underperformed.
Performance Attribution Security selection Duration positioning AAA rated bonds and non-rated bonds AA rated bonds and A rated bonds Local GO sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$12,303
$11,598
$11,250
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Intermediate Index
S&P Municipal Bond Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	2.45%	0.48%	1.49%
Class A Shares at maximum sales charge (Offering Price)	(0.64)%	(0.12)%	1.18%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Intermediate Index	1.99%	0.96%	2.09%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	1.84%	0.31%	1.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$182,137,946
Total number of portfolio holdings	153
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$964,313

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678242_AR_0524 3668824-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Oregon Intermediate Municipal Bond Fund
Class I Shares/FORCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$64	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 2.64% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Intermediate Index, which returned 1.99%.

•  Top contributors to relative performance

»   Security selection across a diverse group of holdings.

»   Duration positioning, particularly an overweight to bonds with zero to two-year durations and an underweight to bonds with six- to eight-year durations.

»   Underweight allocation to AAA rated bonds, which underperformed, and an overweight allocation to non-rated bonds, which outperformed as credit spreads narrowed.

•  Top detractors from relative performance

»   Overweight to AA rated bonds, which underperformed, and underweight allocation to A rated bonds, which outperformed as credit spreads contracted.

»   Overweight to the local general obligation (GO) sector, which underperformed.
Performance Attribution Security selection Duration positioning AAA rated bonds and non-rated bonds AA rated bonds and A rated bonds Local GO sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$12,303
$11,835
Class I Shares (NAV)
S&P Municipal Bond Intermediate Index
S&P Municipal Bond Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	2.64%	0.68%	1.70%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Intermediate Index	1.99%	0.96%	2.09%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	1.84%	0.31%	1.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$182,137,946
Total number of portfolio holdings	153
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$964,313

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678408_AR_0524 3668824-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Oregon Intermediate Municipal Bond Fund
Class C Shares/NAFOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$164	1.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 1.52% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 1.99%.

•  Top detractors from relative performance

»   Overweight to AA rated bonds, which underperformed, and underweight allocation to A rated bonds, which outperformed as credit spreads contracted.

»   Overweight to the local general obligation (GO) sector, which underperformed.

•  Top contributors to relative performance

»   Security selection across a diverse group of holdings.

»   Duration positioning, particularly an overweight to bonds with zero to two-year durations and an underweight to bonds with six- to eight-year durations.

»   Underweight allocation to AAA rated bonds, which underperformed, and an overweight allocation to non-rated bonds, which outperformed as credit spreads narrowed.
Performance Attribution AA rated bonds and A rated bonds Local GO sector Security selection Duration positioning AAA rated bonds and non-rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	1.52%	(0.32)%	0.84%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Intermediate Index	1.99%	0.96%	2.09%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	1.84%	0.31%	1.29%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$182,137,946
Total number of portfolio holdings	153
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$964,313

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693407_AR_0524 3668824-INV-Y-07/25 (A, C, I)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended May 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Minnesota Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Minnesota Intermediate Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Nebraska Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Oregon Intermediate Municipal Bond Fund	$32,259	$0	$0	$0

Total	$129,036	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended May 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Minnesota Municipal Bond Fund	0%	0%	0%	0%

Nuveen Minnesota Intermediate Municipal Bond Fund	0%	0%	0%	0%

Nuveen Nebraska Municipal Bond Fund	0%	0%	0%	0%

Nuveen Oregon Intermediate Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Minnesota Municipal Bond Fund	$37,988	$0	$0	$0

Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Minnesota Intermediate Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Nebraska Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Oregon Intermediate Municipal Bond Fund	$37,988	$0	$0	$0

Total	$151,952	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended May 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Minnesota Municipal Bond Fund	0%	0%	0%	0%

Nuveen Minnesota Intermediate Municipal Bond Fund	0%	0%	0%	0%

Nuveen Nebraska Municipal Bond Fund	0%	0%	0%	0%

Nuveen Oregon Intermediate Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
0%	0%	0%

Fiscal Year Ended May 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Minnesota Municipal Bond Fund	$0	$0	$0	$0

Nuveen Minnesota Intermediate Municipal Bond Fund	$0	$0	$0	$0

Nuveen Nebraska Municipal Bond Fund	$0	$0	$0	$0

Nuveen Oregon Intermediate Municipal Bond Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Minnesota Municipal Bond Fund	$0	$0	$0	$0

Nuveen Minnesota Intermediate Municipal Bond Fund	$0	$0	$0	$0

Nuveen Nebraska Municipal Bond Fund	$0	$0	$0	$0

Nuveen Oregon Intermediate Municipal Bond Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen
Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund,
Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska
Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund (four of the funds constituting Nuveen
Investment Funds, Inc., hereafter collectively referred to as the "Funds") as of May 31, 2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2024 and each of the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 25, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.9%
X 314,794,043
MUNICIPAL BONDS - 97.9%   X 314,794,043
Education and Civic Organizations - 19.0%
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A:
$ 720 3.500%, 8/01/25 No Opt. Call $ 710,155
130 4.000%, 8/01/28 8/26 at 100.00 127,649
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.000%, 6/15/37
6/29 at 100.00 925,532
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/31 7/24 at 102.00 98,824
1,000 5.000%, 7/01/36 7/24 at 102.00 952,438
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 191,081
710 5.250%, 7/01/37 7/25 at 100.00 713,510
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A:
300 4.000%, 7/01/24 No Opt. Call 299,812
135 4.000%, 7/01/25 No Opt. Call 134,042
195 4.000%, 7/01/26 7/25 at 100.00 192,701
300 4.000%, 7/01/27 7/25 at 100.00 295,555
370 4.000%, 7/01/28 7/25 at 100.00 363,031
225 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
7/24 at 100.00 225,065
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
7/24 at 101.00 645,640
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A:
450 4.500%, 7/01/26 No Opt. Call 441,173
40 5.000%, 7/01/36 7/26 at 100.00 37,115
1,135 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call 1,112,246
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 926,912
Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 954,781
500 5.000%, 7/01/36 7/26 at 100.00 473,479
1,405 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32
12/27 at 100.00 1,422,496
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/24 at 100.00 1,381,109
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 1,042,269
1,260 Minnesota Department of Iron Range Resource and Rehabilitation,
Educational Facilities Revenue Bonds, Series 2023A, 5.000%, 10/01/41
10/33 at 100.00 1,383,058
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 2,780,033
655 5.000%, 5/01/37 5/27 at 100.00 625,314
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 1,608,981
2,380 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 2,563,470
105 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/24
No Opt. Call 104,449

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Gustavus Adolfus College, Series 2013-7W, 4.250%, 10/01/28
6/24 at 100.00 $ 1,000,177
160 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021, 4.000%, 3/01/31
No Opt. Call 164,811
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 1,225,588
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 1,267,119
200 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/34
10/30 at 100.00 201,663
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 661,754
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2015-8-G, 5.000%, 12/01/28
12/25 at 100.00 1,018,348
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2021, 3.000%, 10/01/38
10/30 at 100.00 839,547
825 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38
10/30 at 100.00 812,581
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 6/24 at 100.00 2,000,134
775 4.000%, 4/01/26 6/24 at 100.00 775,092
300 4.000%, 4/01/27 6/24 at 100.00 300,048
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 751,282
850 4.000%, 10/01/36 10/27 at 100.00 850,140
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019, 5.000%, 10/01/40
10/29 at 100.00 1,300,866
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/41 10/30 at 100.00 986,578
1,000 5.000%, 10/01/47 10/30 at 100.00 1,037,442
450 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call 456,321
705 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call 714,580
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 1,169,160
Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016:
980 4.000%, 12/01/30 12/25 at 100.00 958,180
1,060 4.000%, 12/01/32 12/25 at 100.00 1,026,162
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 902,935
70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 63,573
710 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/38
7/27 at 100.00 717,963
3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.250%, 9/01/31
9/26 at 100.00 3,047,260
200 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A,
5.000%, 6/15/38
6/25 at 100.00 195,852
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.000%, 9/01/31
9/24 at 102.00 314,055
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 867,283

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 700 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/33
7/24 at 100.00 $ 700,065
210 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.000%, 3/01/28
7/24 at 100.00 201,443
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 2,663,756
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.000%, 12/01/43
12/26 at 102.00 492,048
975 Todd Morrison Stearns Counties Independent School District No 2753,
5.000%, 2/01/35
2/32 at 100.00 1,076,368
700 University of Minnesota, General Obligation Bonds, Refunding Series
2024A, 5.000%, 1/01/39
1/34 at 100.00 785,173
5,460 University of Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 4/01/44
4/29 at 100.00 5,701,291
Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016:
60 3.750%, 6/01/26 7/24 at 100.00 58,129
10 4.500%, 6/01/36 7/24 at 100.00 8,676
200 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A, 3.000%,
12/01/30
12/25 at 102.50 178,049
1,015 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 941,331
Total Education and Civic Organizations 61,164,743
Government - 0.2%
815 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
12/24 at 100.00 787,916
Total Government 787,916
Health Care - 17.1%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 3,263,153
City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 1,102,390
1,040 4.000%, 4/01/32 4/27 at 100.00 987,864
1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 921,903
1,045 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A,
5.000%, 2/15/33
2/28 at 100.00 1,078,574
675 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 4.000%, 6/15/37
6/31 at 100.00 682,597
240 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 245,083
1,400 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/42
6/32 at 100.00 1,516,618
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2013:
660 4.000%, 4/01/25 7/24 at 100.00 652,722
400 4.000%, 4/01/26 7/24 at 100.00 391,857
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding
Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 2,015,514

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
$ 495 5.000%, 5/01/31 5/27 at 100.00 $ 503,513
405 5.000%, 5/01/32 5/27 at 100.00 410,844
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021:
470 4.000%, 11/15/37 11/31 at 100.00 468,945
1,500 4.000%, 11/15/38 11/31 at 100.00 1,484,028
3,000 4.000%, 11/15/39 11/31 at 100.00 2,931,783
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 623,107
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A:
1,100 5.000%, 11/15/29 11/25 at 100.00 1,109,471
1,000 5.000%, 11/15/30 11/25 at 100.00 1,008,479
2,200 5.000%, 11/15/33 11/25 at 100.00 2,215,908
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A:
2,390 5.000%, 11/15/35 11/28 at 100.00 2,464,054
2,850 5.000%, 11/15/36 11/28 at 100.00 2,932,013
Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B:
2,060 5.000%, 11/15/29 No Opt. Call 2,235,596
1,000 5.000%, 11/15/33 No Opt. Call 1,137,244
1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 1,006,944
1,575 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,610,272
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A:
3,225 5.000%, 7/01/28 7/25 at 100.00 3,251,818
6,200 5.000%, 7/01/29 7/25 at 100.00 6,240,627
1,000 5.000%, 7/01/32 7/25 at 100.00 1,006,345
1,000 4.000%, 7/01/35 7/25 at 100.00 968,238
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call 1,584,215
1,000 5.000%, 11/15/28 11/27 at 100.00 1,025,272
1,000 5.000%, 11/15/34 11/27 at 100.00 1,025,744
1,745 4.000%, 11/15/35 11/27 at 100.00 1,648,370
1,000 4.000%, 11/15/37 11/27 at 100.00 927,810
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 1,200,473
1,140 5.000%, 9/01/29 9/24 at 100.00 1,140,145
Total Health Care 55,019,533
Housing/Multifamily - 0.5%
500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series
2011A, 5.000%, 4/01/27
7/24 at 100.00 500,394
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
6/24 at 100.00 498,578
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 497,324
Total Housing/Multifamily 1,496,296

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 0.4%
$ 80 Dakota County Community Development Agency, Minnesota, Single
Family Mortgage Revenue Bonds, Mortgage Backed Securities Program,
Series 2011A, 4.400%, 12/01/26
6/24 at 100.00 $ 80,002
120 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 116,588
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E:
670 1.850%, 1/01/29 No Opt. Call 577,694
400 1.900%, 7/01/29 No Opt. Call 340,969
Total Housing/Single Family 1,115,253
Long-Term Care - 9.6%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka,
Inc. Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 216,357
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
4.250%, 9/01/38
7/24 at 102.00 945,633
750 Bethel, Minnesota, Housing and Health Care Facilities Revenue Bonds,
Ecumen Obligated Group Series 2024A, 5.250%, 3/01/34
3/31 at 103.00 751,943
1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 1,004,177
Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 93,067
100 4.000%, 9/01/30 9/26 at 102.00 92,106
100 4.000%, 9/01/31 9/26 at 102.00 91,129
100 4.000%, 9/01/32 9/26 at 102.00 90,157
155 4.000%, 9/01/33 9/26 at 102.00 138,212
100 4.000%, 9/01/34 9/26 at 102.00 88,220
815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
7/24 at 100.00 815,176
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 288,809
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
7/24 at 100.00 211,748
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
7/24 at 100.00 174,153
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
1,000 4.600%, 1/01/27 7/24 at 100.00 953,926
500 5.000%, 1/01/34 7/24 at 100.00 435,141
1,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%, 5/01/43
5/30 at 101.00 1,018,341
Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A:
2,385 (c) 3.875%, 8/01/29 7/24 at 100.00 2,307,308
1,100 (c) 5.000%, 8/01/36 7/24 at 100.00 1,100,006
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35
7/24 at 101.00 426,875
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 186,582
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
7/24 at 101.00 82,709
Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015:
425 4.750%, 11/01/28 7/24 at 100.00 409,747
750 5.250%, 11/01/45 7/24 at 100.00 672,667
100 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.100%, 8/01/25
8/24 at 101.00 97,233

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A:
$ 775 3.875%, 8/01/26 8/25 at 100.00 $ 750,691
805 4.000%, 8/01/27 8/25 at 100.00 770,799
2,000 4.000%, 8/01/30 8/25 at 100.00 1,832,126
405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 364,718
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 916,462
2,415 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.000%, 5/01/33
7/24 at 100.00 2,288,336
Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
500 5.000%, 12/01/25 No Opt. Call 503,501
1,015 5.000%, 12/01/26 No Opt. Call 1,027,802
Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A:
160 (c) 3.100%, 11/01/31 11/26 at 102.00 140,981
625 (c) 3.150%, 11/01/32 11/26 at 102.00 542,792
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 486,671
550 3.700%, 9/01/28 9/24 at 100.00 531,698
350 3.800%, 9/01/29 9/24 at 100.00 337,381
565 3.900%, 9/01/30 9/24 at 100.00 544,010
320 4.125%, 9/01/34 9/24 at 100.00 305,407
1,300 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call 1,305,305
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
7/24 at 100.00 2,057,273
Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020:
120 2.700%, 3/01/26 3/25 at 101.00 114,899
335 2.950%, 3/01/28 3/25 at 101.00 307,706
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019:
175 3.000%, 8/01/27 8/24 at 102.00 170,099
300 3.125%, 8/01/28 8/24 at 102.00 290,019
300 3.250%, 8/01/29 8/24 at 102.00 288,912
225 3.375%, 8/01/30 8/24 at 102.00 216,189
600 5.000%, 8/01/31 8/24 at 102.00 610,405
450 5.000%, 8/01/32 8/24 at 102.00 457,338
250 5.000%, 8/01/33 8/24 at 102.00 253,819
555 5.000%, 8/01/34 8/24 at 102.00 562,904
250 5.000%, 8/01/35 8/24 at 102.00 253,406
Total Long-Term Care 30,923,071
Tax Obligation/General - 27.6%
1,355 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/34
2/28 at 100.00 1,222,024
1,405 Benson Independent School District 777, Minnesota, General Olibation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 1,430,626
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 3,323,032
1,000 4.000%, 2/01/33 2/27 at 100.00 1,016,062

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A:
$ 2,145 4.000%, 2/01/35 2/27 at 100.00 $ 2,167,023
1,720 4.000%, 2/01/37 2/27 at 100.00 1,736,180
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
7/24 at 100.00 1,931,640
2,380 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A, 4.000%,
2/01/45
2/32 at 100.00 2,366,264
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 1,000,457
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail
Counties, Minnesota, General Obligation Bonds, School Building Series
2019A, 4.000%, 2/01/30
2/27 at 100.00 1,278,866
Dover-Eyota Independent School District 533, Minnesota, General
Obligation Bonds, School Building   Facilities Maintenance Series 2023A:
1,515 4.000%, 2/01/42 2/31 at 100.00 1,485,988
1,450 4.000%, 2/01/45 2/31 at 100.00 1,398,255
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 966,480
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 3,209,119
2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 2,527,616
1,725 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 5.000%, 2/01/43
2/31 at 100.00 1,843,694
1,485 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 1,520,624
1,345 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/28
2/26 at 95.70 1,158,153
2,000 Hennepin County Regional Railroad Authority, Minnesota, General
Obligation Bonds, Limited Tax Series 2019A, 5.000%, 12/01/37
12/28 at 100.00 2,122,466
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 5,933,983
1,555 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/35
2/31 at 100.00 1,719,318
Jordan Independent School District 717, Scott County, Minnesota,
General Obligation Bonds, School Building Series 2023A:
1,200 5.000%, 2/01/37 2/31 at 100.00 1,307,974
1,000 5.000%, 2/01/39 2/31 at 100.00 1,072,902
Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A:
210 5.000%, 2/01/35 2/32 at 100.00 217,593
330 5.000%, 2/01/39 2/32 at 100.00 336,101
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Building Series 2023A, 5.000%, 2/01/43
2/33 at 100.00 1,551,071
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/32
2/28 at 100.00 2,636,992
Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 1,500,788
500 4.000%, 12/01/35 12/26 at 100.00 505,924
5,100 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/38
9/31 at 100.00 5,186,663

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2023B:
$ 210 5.000%, 2/01/38 2/32 at 100.00 $ 227,581
500 5.000%, 2/01/44 2/32 at 100.00 531,389
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 500,264
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 1,480,477
2,050 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series 2017A,
4.000%, 2/01/30
2/27 at 100.00 2,085,254
850 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 806,049
1,185 Northland Independent School District 118, Minnesota, General
Obligation Bonds, Series 2016A, 3.000%, 2/01/29
7/24 at 100.00 1,119,822
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 1,516,244
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
7/24 at 100.00 971,586
880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 903,684
2,665 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B, 4.000%, 2/01/41
2/32 at 100.00 2,686,290
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 1,202,486
4,535 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 4,599,087
1,070 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 5.000%,
2/01/40
2/32 at 100.00 1,150,798
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 1,100,868
1,075 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/37
2/31 at 100.00 1,171,059
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%,
2/01/32
2/26 at 100.00 1,183,874
1,700 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/39
2/30 at 100.00 1,707,164
1,330 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%,
2/01/31
2/27 at 100.00 1,337,066
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35
2/30 at 100.00 2,023,117
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 2,008,073
915 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 926,417
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 1,798,301
Total Tax Obligation/General 88,710,828

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 11.1%
$ 55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 $ 50,297
2,570 Marshall, Minnesota, Education Services Facility, Lease Revenue Bonds,
Southwest West Central Service Cooperatives, Series 2024A, 5.000%,
2/01/37
2/32 at 100.00 2,595,156
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
7/24 at 100.00 1,416,073
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 1,014,667
Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015:
360 4.000%, 3/01/25 7/24 at 100.00 357,754
500 5.000%, 3/01/29 7/24 at 100.00 494,942
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 1,138,340
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 975,625
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 3,197,496
205 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/37
8/31 at 100.00 183,587
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C:
3,295 4.000%, 8/01/39 8/31 at 100.00 3,229,558
2,385 4.000%, 8/01/40 8/31 at 100.00 2,309,586
2,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 2,140,825
1,375 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A, 5.000%, 8/01/43
8/33 at 100.00 1,467,466
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
7/24 at 100.00 1,186,368
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023:
445 5.000%, 2/01/27 No Opt. Call 456,444
470 5.000%, 2/01/28 No Opt. Call 484,703
Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B:
605 3.125%, 2/01/29 2/25 at 100.00 584,456
350 3.250%, 2/01/30 2/25 at 100.00 336,347
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call 1,264,187
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series
2017A:
630 5.000%, 2/01/30 2/25 at 100.00 634,992
725 4.000%, 2/01/38 2/25 at 100.00 722,498
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 1,610,236
290 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 257,816
Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2024A:
1,000 5.000%, 2/01/37 2/34 at 100.00 1,127,465
500 5.000%, 2/01/38 2/34 at 100.00 559,738
1,000 5.000%, 2/01/39 2/34 at 100.00 1,111,279
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 739,009
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health Care
Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29
10/25 at 100.00 3,391,542

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A:
$ 280 4.000%, 2/01/32 2/31 at 100.00 $ 267,953
250 4.000%, 2/01/34 2/31 at 100.00 236,929
175 4.000%, 2/01/38 2/31 at 100.00 160,107
Total Tax Obligation/Limited 35,703,441
Transportation - 6.8%
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/33
7/29 at 100.00 1,065,101
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,250 5.000%, 1/01/28, (AMT) No Opt. Call 1,290,361
1,735 5.000%, 1/01/30, (AMT) 7/29 at 100.00 1,820,028
1,000 5.000%, 1/01/32, (AMT) 7/29 at 100.00 1,050,031
1,000 5.000%, 1/01/44, (AMT) 7/29 at 100.00 1,024,633
3,580 5.000%, 1/01/49, (AMT) 7/29 at 100.00 3,646,388
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C:
1,050 5.000%, 1/01/34 1/27 at 100.00 1,089,313
1,130 5.000%, 1/01/41 1/27 at 100.00 1,159,084
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B:
2,980 5.000%, 1/01/29, (AMT) No Opt. Call 3,107,606
1,000 5.000%, 1/01/32, (AMT) No Opt. Call 1,071,295
2,325 5.000%, 1/01/33, (AMT) 1/32 at 100.00 2,490,440
855 5.000%, 1/01/35, (AMT) 1/32 at 100.00 915,568
2,000 5.250%, 1/01/47, (AMT) 1/32 at 100.00 2,106,463
Total Transportation 21,836,311
U.S. Guaranteed - 1.2% (d)
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A:
1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 1,119,566
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 2,325,645
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-refunded
2/01/26)
2/26 at 100.00 503,508
Total U.S. Guaranteed 3,948,719
Utilities - 4.4%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
475 4.000%, 12/01/28 12/24 at 100.00 476,222
495 4.000%, 12/01/29 12/24 at 100.00 496,299
Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series
2012A:
580 5.000%, 12/01/25 7/24 at 100.00 580,591
670 5.000%, 12/01/26 7/24 at 100.00 670,571
100 Luverne, Minnesota, Electric Revenue Bonds, Series 2018A, 4.000%,
12/01/33
12/28 at 100.00 101,199
665 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 666,162
Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 501,616
500 5.000%, 10/01/30 10/24 at 100.00 501,943
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 971,960
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
7/24 at 100.00 1,431,095
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 723,066

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 $ 1,030,432
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 938,891
100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 3.000%, 10/01/27
No Opt. Call 94,766
2,500 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 2,521,508
Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Refunding Series 2015A:
1,335 5.000%, 1/01/31 1/26 at 100.00 1,362,882
1,000 5.000%, 1/01/33 1/26 at 100.00 1,018,729
Total Utilities 14,087,932
Total Municipal Bonds
(cost $321,663,804) 314,794,043
Total Long-Term Investments
(cost $321,663,804) 314,794,043
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.0%
X 3,150,000
MUNICIPAL BONDS - 1.0%   X 3,150,000
Education and Civic Organizations - 1.0%
$ 3,150 (e) Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2009, 3.300%, 12/01/40
6/24 at 100.00 $ 3,150,000
Total Education and Civic Organizations 3,150,000
Total Municipal Bonds
(cost $3,150,000) 3,150,000
Total Short-Term Investments
(cost $3,150,000) 3,150,000
Total Investments
(cost $324,813,804) - 98.9% 317,944,043
Other Assets & Liabilities, Net - 1.1% 3,381,964
Net Assets - 100% $ 321,326,007
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,427,398 or 2.0% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
See Notes to Financial Statements.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments May 31, 2024
a
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 94.3%
X 569,593,975
MUNICIPAL BONDS - 94.3%   X 569,593,975
Education and Civic Organizations - 19.4%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%,
8/01/46
8/26 at 100.00 $ 109,618
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 2,472,791
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/36 7/24 at 102.00 95,244
2,000 5.000%, 7/01/47 7/24 at 102.00 1,744,997
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 678,337
250 5.250%, 7/01/40 7/25 at 100.00 250,585
500 5.500%, 7/01/50 7/25 at 100.00 500,493
3,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2024A, 6.125%, 6/15/61
6/31 at 103.00 2,950,304
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
7/24 at 101.00 1,025,584
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 986,786
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 92,788
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 5,032,164
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A:
600 5.000%, 7/01/29 7/24 at 100.00 600,013
1,000 5.000%, 7/01/34 7/24 at 100.00 1,000,009
525 5.000%, 7/01/44 7/24 at 100.00 499,106
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 3,609,090
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 1,009,496
1,585 Kerkhoven Murdock Sunburg Independent School District No 775,
5.000%, 2/01/41
2/34 at 100.00 1,730,967
1,450 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.375%, 7/01/42
7/32 at 100.00 1,401,944
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 363,798
100 5.000%, 7/01/55 7/30 at 100.00 79,193
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A:
500 6.000%, 7/01/33 7/24 at 100.00 500,402
3,815 6.000%, 7/01/43 7/24 at 100.00 3,816,702
1,260 6.125%, 7/01/48 7/24 at 100.00 1,260,632
Minnesota Department of Iron Range Resource and Rehabilitation,
Educational Facilities Revenue Bonds, Series 2023A:
1,970 5.000%, 10/01/40 10/33 at 100.00 2,174,459
2,740 5.000%, 10/01/42 10/33 at 100.00 2,988,007
2,880 5.000%, 10/01/43 10/33 at 100.00 3,125,373
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 2,238,720
4,700 5.000%, 5/01/47 5/27 at 100.00 4,166,616

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/37
3/27 at 100.00 $ 1,003,331
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023:
5,135 5.000%, 3/01/48 3/33 at 100.00 5,424,897
3,000 5.000%, 3/01/53 3/33 at 100.00 3,164,504
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 436,358
Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021:
125 4.000%, 3/01/35 3/31 at 100.00 127,565
155 4.000%, 3/01/36 3/31 at 100.00 158,032
100 4.000%, 3/01/37 3/31 at 100.00 101,300
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 974,216
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 667,036
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021:
435 4.000%, 10/01/24 No Opt. Call 434,504
500 4.000%, 10/01/32 10/30 at 100.00 504,659
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 355,398
385 5.000%, 10/01/34 10/25 at 100.00 391,375
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2016-8-N:
2,300 4.000%, 10/01/34 10/26 at 100.00 2,305,827
975 4.000%, 10/01/35 10/26 at 100.00 977,029
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 839,547
2,820 4.000%, 10/01/50 10/30 at 100.00 2,639,763
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A:
1,000 4.000%, 10/01/38 10/30 at 100.00 984,947
575 4.125%, 10/01/41 10/30 at 100.00 567,282
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 1,020,198
100 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 100,016
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019:
1,000 4.000%, 10/01/31 10/29 at 100.00 1,003,304
2,000 5.000%, 10/01/40 10/29 at 100.00 2,081,385
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B:
2,125 5.000%, 10/01/39 10/30 at 100.00 2,254,279
500 4.000%, 10/01/40 10/30 at 100.00 487,484
1,490 4.125%, 10/01/42 10/30 at 100.00 1,461,847
500 4.125%, 10/01/42 10/30 at 100.00 490,553
4,170 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2024A, 5.000%, 10/01/49
10/32 at 100.00 4,358,710
Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series:
325 5.000%, 11/01/24, (AMT) No Opt. Call 325,606
645 2.650%, 11/01/38, (AMT) 11/27 at 100.00 546,619
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 1,003,314
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 126,671

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 $ 917,191
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 1,216,305
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A:
240 (c) 5.500%, 7/01/38 7/27 at 100.00 242,692
685 (c) 5.500%, 7/01/52 7/27 at 100.00 685,541
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 2,283,047
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A:
1,000 5.750%, 9/01/46 9/26 at 100.00 1,007,210
500 6.000%, 9/01/51 9/26 at 100.00 504,951
4,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 2,924,917
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000 (c) 5.000%, 6/15/48 6/25 at 100.00 937,544
1,615 (c) 5.000%, 6/15/53 6/25 at 100.00 1,494,135
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding Series
2021A, 4.000%, 9/01/31
9/24 at 102.00 703,668
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 1,678,488
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 607,966
1,030 5.375%, 7/01/50 7/25 at 100.00 998,368
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School
Project, Series 2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 1,117,311
2,620 5.000%, 7/01/55 7/27 at 102.00 2,319,631
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A:
500 5.000%, 7/01/33 7/24 at 100.00 500,046
1,450 5.000%, 7/01/44 7/24 at 100.00 1,347,483
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A:
2,135 5.000%, 10/01/41 10/26 at 100.00 1,973,860
380 5.125%, 10/01/48 10/26 at 100.00 344,456
1,595 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/54
6/27 at 100.00 1,463,091
St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018:
500 5.000%, 12/01/43 12/26 at 102.00 492,048
500 5.125%, 12/01/49 12/26 at 102.00 487,839
1,750 University of Minnesota, General Obligation Bonds, Refunding Series
2024A, 5.000%, 1/01/43
1/34 at 100.00 1,927,434
3,505 University of Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 4/01/44
4/29 at 100.00 3,659,894
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%,
6/01/46
7/24 at 100.00 16,544

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A:
$ 390 4.000%, 12/01/40 12/25 at 102.50 $ 335,477
450 4.000%, 12/01/50 12/25 at 102.50 355,366
Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A:
340 4.000%, 7/01/31 7/28 at 103.00 315,322
660 4.000%, 7/01/51 7/28 at 103.00 473,991
Total Education and Civic Organizations 117,153,590
Health Care - 17.4%
Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016:
500 4.000%, 3/01/32 3/26 at 100.00 470,826
2,000 4.000%, 3/01/37 3/26 at 100.00 1,833,633
City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017:
550 3.000%, 4/01/26 No Opt. Call 525,501
485 5.000%, 4/01/41 4/27 at 100.00 487,518
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 515,131
580 4.250%, 2/15/43 2/28 at 100.00 549,745
13,115 5.000%, 2/15/48 2/28 at 100.00 13,215,735
3,000 5.000%, 2/15/53 2/28 at 100.00 3,018,728
1,000 5.250%, 2/15/53 2/28 at 100.00 1,011,918
2,590 5.250%, 2/15/58 2/28 at 100.00 2,621,837
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A:
400 4.000%, 6/15/34 6/31 at 100.00 408,382
175 4.000%, 6/15/38 6/31 at 100.00 175,634
175 4.000%, 6/15/39 6/31 at 100.00 174,334
570 3.000%, 6/15/44 6/31 at 100.00 465,009
450 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/38
6/32 at 100.00 451,827
1,250 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 1,339,991
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2013:
500 4.000%, 4/01/27 7/24 at 100.00 484,872
760 4.000%, 4/01/31 7/24 at 100.00 726,028
1,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding
Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 923,672
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 432,310
430 5.000%, 5/01/32 5/27 at 100.00 436,204
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021:
2,725 4.000%, 11/15/37 11/31 at 100.00 2,718,882
10,360 4.000%, 11/15/39 11/31 at 100.00 10,124,424
1,000 4.000%, 11/15/40 11/31 at 100.00 964,873
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A:
525 5.000%, 11/15/26 11/25 at 100.00 529,260
485 4.000%, 11/15/40 11/25 at 100.00 437,864

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A:
$ 1,000 5.000%, 11/15/35 11/28 at 100.00 $ 1,030,985
3,465 4.000%, 11/15/48 11/28 at 100.00 2,919,171
1,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/24
No Opt. Call 1,003,431
3,365 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 3,594,061
2,600 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/36
No Opt. Call 3,021,569
2,500 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 2,670,206
4,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 4,928,992
9,410 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 9,620,739
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A:
8,660 5.000%, 7/01/30 7/25 at 100.00 8,717,492
3,825 5.000%, 7/01/31 7/25 at 100.00 3,849,806
4,075 4.000%, 7/01/35 7/25 at 100.00 3,945,571
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
2,135 5.000%, 11/15/27 No Opt. Call 2,185,380
600 4.000%, 11/15/36 11/27 at 100.00 561,694
640 4.000%, 11/15/37 11/27 at 100.00 593,798
2,830 4.000%, 11/15/43 11/27 at 100.00 2,467,471
2,500 5.000%, 11/15/47 11/27 at 100.00 2,513,667
1,245 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
7/24 at 100.00 1,245,380
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 1,871,989
1,410 5.000%, 9/01/34 9/24 at 100.00 1,410,267
1,900 Wadena, Minnesota, Revenue Bonds, Wadena Cancer Center Project,
Series 2024A, 5.000%, 12/01/45
6/34 at 100.00 1,983,882
Total Health Care 105,179,689
Housing/Multifamily - 0.5%
1,000 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 994,648
2,360 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
6/24 at 100.00 2,316,737
Total Housing/Multifamily 3,311,385
Housing/Single Family - 0.7%
5 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series
2011B, 4.100%, 12/01/29
6/24 at 100.00 4,791
35 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
6/24 at 100.00 34,520
365 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 314,556
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A:
460 1.550%, 7/01/25, (AMT) No Opt. Call 443,067
370 1.700%, 7/01/26, (AMT) No Opt. Call 344,329

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020D:
$ 220 1.625%, 1/01/26, (AMT) No Opt. Call $ 208,105
205 1.650%, 7/01/26, (AMT) No Opt. Call 190,479
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020H:
460 1.100%, 7/01/26, (AMT) No Opt. Call 420,066
460 1.350%, 7/01/27, (AMT) No Opt. Call 406,864
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021A:
380 1.550%, 1/01/28, (AMT) No Opt. Call 333,879
390 1.600%, 7/01/28, (AMT) No Opt. Call 338,512
485 1.750%, 1/01/29, (AMT) No Opt. Call 410,628
485 1.800%, 7/01/29, (AMT) No Opt. Call 405,250
245 1.900%, 1/01/30, (AMT) No Opt. Call 201,846
240 1.950%, 7/01/30, (AMT) No Opt. Call 195,702
Total Housing/Single Family 4,252,594
Industrials - 0.4%
2,250 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT)
7/24 at 100.00 2,183,655
Total Industrials 2,183,655
Long-Term Care - 7.3%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 1,809,076
Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call 224,893
240 4.000%, 9/01/28 No Opt. Call 238,877
270 4.000%, 9/01/31 9/28 at 102.00 264,660
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
5.000%, 9/01/43
7/24 at 102.00 997,473
1,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue Bonds,
Ecumen Obligated Group Series 2024A, 6.125%, 3/01/49
3/31 at 103.00 974,424
Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014:
375 4.000%, 11/01/39 11/24 at 100.00 347,990
500 5.000%, 11/01/44 11/24 at 100.00 500,563
Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 434,409
1,500 5.000%, 9/01/52 9/26 at 102.00 1,227,099
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
7/24 at 100.00 1,499,966
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project,
Series 2017, 5.000%, 11/01/49
11/25 at 100.00 1,367,363
Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet
LLC Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 198,151
700 4.000%, 8/01/41 8/28 at 102.00 538,675
200 4.000%, 8/01/48 8/28 at 102.00 140,974
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
7/24 at 100.00 980,408
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
575 5.250%, 1/01/40 7/24 at 100.00 478,047
1,175 5.250%, 1/01/46 7/24 at 100.00 936,709
1,250 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%, 5/01/48
5/30 at 101.00 1,262,086

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,195 (c) Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46
7/24 at 100.00 $ 1,124,747
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44
7/24 at 101.00 388,197
Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 369,663
1,250 5.000%, 7/01/54 7/25 at 102.00 1,105,186
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
7/24 at 101.00 157,577
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
7/24 at 100.00 1,345,334
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 273,804
2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 1,970,073
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 1,084,333
2,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 1,752,065
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
7/24 at 100.00 46,877
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue
Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018,
5.000%, 10/01/43
7/24 at 100.00 831,360
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior
Housing and Health Care Revenue Bonds, Carondelet Village Project,
Series 2016A, 5.000%, 12/01/41
12/24 at 102.00 3,917,614
Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
1,175 5.000%, 12/01/29 No Opt. Call 1,213,707
300 5.000%, 12/01/30 No Opt. Call 311,962
1,750 5.000%, 12/01/36 12/30 at 100.00 1,804,763
Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A:
450 (c) 4.000%, 11/01/34 11/26 at 102.00 407,665
1,015 (c) 4.000%, 11/01/42 11/26 at 102.00 830,876
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
400 4.000%, 9/01/32 9/24 at 100.00 383,399
500 4.100%, 9/01/33 9/24 at 100.00 480,224
315 4.200%, 9/01/36 9/24 at 100.00 296,519
300 4.250%, 9/01/37 9/24 at 100.00 280,866
1,000 5.000%, 9/01/42 9/24 at 100.00 983,474
600 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 5.000%, 9/01/35
9/27 at 100.00 594,360
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
7/24 at 100.00 2,052,978
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019:
650 5.000%, 8/01/49 8/24 at 102.00 648,110
5,000 5.000%, 8/01/54 8/24 at 102.00 4,930,662
Total Long-Term Care 44,008,238

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 21.4%
$ 1,355 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/43
2/28 at 100.00 $ 1,075,162
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax
Series 2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 2,140,230
5,630 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series 2024A,
5.000%, 2/01/54
2/34 at 100.00 5,947,394
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A:
200 4.000%, 2/01/42 2/27 at 100.00 194,706
3,600 4.000%, 2/01/43 2/27 at 100.00 3,495,535
Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A:
1,090 4.000%, 2/01/36 2/27 at 100.00 1,101,129
1,880 4.000%, 2/01/38 2/27 at 100.00 1,889,071
2,715 4.000%, 2/01/41 2/27 at 100.00 2,718,890
2,260 4.000%, 2/01/42 2/27 at 100.00 2,261,772
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 1,102,783
Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 1,008,969
1,000 4.000%, 2/01/36 2/25 at 100.00 1,000,457
Corcoran, Minnesota, General Obligation Bonds, Series 2023A:
625 4.000%, 2/01/40 - BAM Insured 2/31 at 100.00 624,374
3,605 4.000%, 2/01/48 - BAM Insured 2/31 at 100.00 3,436,193
Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145 4.000%, 2/01/31 2/28 at 100.00 1,167,897
1,145 4.000%, 2/01/32 2/28 at 100.00 1,169,059
Dover-Eyota Independent School District 533, Minnesota, General
Obligation Bonds, School Building   Facilities Maintenance Series 2023A:
1,225 4.000%, 2/01/44 2/31 at 100.00 1,187,861
500 4.000%, 2/01/45 2/31 at 100.00 482,157
Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 958,792
1,480 0.000%, 2/01/32 2/28 at 92.24 1,016,538
535 0.000%, 2/01/33 2/28 at 89.86 348,349
3,000 Farmington Independent School District 192, Dakota County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2023A,
5.000%, 2/01/25
No Opt. Call 3,027,410
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 440,876
GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A:
1,090 5.000%, 2/01/41 2/31 at 100.00 1,173,518
2,450 5.000%, 2/01/48 2/31 at 100.00 2,583,462
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 555,290
705 Hawley Independent School District 150, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/39
2/30 at 100.00 750,081
2,000 Hennepin County, Minnesota, General Obligation Bonds, Refunding
Series 2022B, 5.000%, 12/01/39
12/32 at 100.00 2,221,942
3,000 Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series
2020C, 5.000%, 12/15/38
12/29 at 100.00 3,234,222
1,000 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 1,101,380
1,250 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,239,987

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,935 Independent School District No. 115, Cass Lake-Bena Public Schools,
Minnesota, Cass Beltrami and Hubbard Counties, General Obligation
School Building Bonds, Series 2023A, 5.000%, 2/01/37
2/31 at 100.00 $ 2,121,161
1,145 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/36
2/31 at 100.00 1,264,148
600 Jordan Independent School District 717, Scott County, Minnesota,
General Obligation Bonds, School Building Series 2023A, 5.000%,
2/01/38
2/31 at 100.00 648,123
500 La Crescent-Hokah Independent School District 300, Houston and
Winona Counties, Minnesota, General Obligation Bonds, School Building
& Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 509,706
Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660 3.600%, 1/01/35 - AGM Insured 7/24 at 100.00 634,181
500 4.000%, 1/01/45 - AGM Insured 7/24 at 100.00 499,237
Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A:
1,315 4.000%, 2/01/38 2/30 at 100.00 1,328,713
3,500 4.000%, 2/01/50 2/30 at 100.00 3,326,187
1,590 Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A,
5.000%, 2/01/54
2/32 at 100.00 1,537,009
Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long Term Facilities Maintenance Series
2023B:
2,645 5.000%, 2/01/43 2/33 at 100.00 2,868,939
2,780 5.000%, 2/01/44 2/33 at 100.00 3,006,652
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2022A, 5.000%,
2/01/43
2/32 at 100.00 1,539,183
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 2,221,005
2,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023, 5.000%,
12/01/39
12/31 at 100.00 2,197,679
2,975 Minnesota State, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 8/01/35
8/28 at 100.00 3,157,233
4,705 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 9/01/30
No Opt. Call 5,180,492
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/41
8/33 at 100.00 2,216,945
Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2023B:
325 5.000%, 2/01/40 2/32 at 100.00 349,765
500 5.000%, 2/01/42 2/32 at 100.00 534,946
1,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Refunding Alternative Facilities
Series 2018E, 5.000%, 2/01/35
2/25 at 100.00 1,007,663
Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 250,132
500 4.000%, 2/01/36 2/25 at 100.00 500,264
Moorhead Independent School District 152, Clay County, Minnesota,
General Obligation Bonds, School Building Series 2020A:
1,290 3.000%, 2/01/43 2/28 at 100.00 1,035,085
1,100 3.000%, 2/01/44 2/28 at 100.00 871,331
2,000 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 1,896,585
530 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 490,612
1,245 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B, 4.000%, 2/01/40
2/32 at 100.00 1,262,882

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 $ 1,819,519
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 3,994,471
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 1,202,486
4,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 4,056,526
Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A:
1,020 5.000%, 2/01/39 2/32 at 100.00 1,105,911
1,285 4.000%, 2/01/42 2/32 at 100.00 1,254,101
1,700 Russell-Tyler-Ruthton Public Schools Independent School District 2902,
Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/31
2/29 at 100.00 1,754,436
800 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022B, 4.000%,
2/01/43
2/30 at 100.00 786,936
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,000,895
Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A:
1,340 4.000%, 2/01/28 2/26 at 100.00 1,350,294
1,400 4.000%, 2/01/30 2/26 at 100.00 1,412,243
1,885 3.200%, 2/01/32 2/26 at 100.00 1,821,716
Sartell, Minnesota, General Obligation Bonds, Series 2022A:
1,840 4.000%, 2/01/41 2/30 at 100.00 1,814,705
1,180 4.000%, 2/01/43 2/30 at 100.00 1,165,270
Shakopee Independent School District 720, Scott County, Minnesota,
General Obligation Bonds, Capital Facilities Series 2020A:
250 4.000%, 2/01/33 2/27 at 100.00 253,761
425 4.000%, 2/01/34 2/27 at 100.00 431,547
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 2,500,190
South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 1,337,066
670 4.000%, 2/01/33 2/27 at 100.00 672,112
South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A:
1,000 4.000%, 2/01/34 2/30 at 100.00 1,011,842
2,030 4.000%, 2/01/35 2/30 at 100.00 2,053,464
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 1,004,037
825 Waconia Independent School District, Minnesota, General Obligation
Bonds, School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 787,477
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca
Counties, Minnesota, General Obligation Bonds, School Buidling Series
2015A, 4.000%, 2/01/27
2/26 at 100.00 1,324,980
Total Tax Obligation/General 129,027,329
Tax Obligation/Limited - 10.2%
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call 756,362
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 290,942
Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A:
1,000 4.875%, 12/15/42 12/32 at 100.00 996,819
500 5.000%, 12/15/44 12/32 at 100.00 500,391

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project,
Refunding First Lien Series 2017A, 5.000%, 12/15/30
12/26 at 100.00 $ 1,031,576
Marshall, Minnesota, Education Services Facility, Lease Revenue Bonds,
Southwest West Central Service Cooperatives, Series 2024A:
675 5.125%, 2/01/41 2/32 at 100.00 672,494
725 5.375%, 2/01/45 2/32 at 100.00 724,688
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
7/24 at 100.00 417,326
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 1,048,862
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A:
200 4.000%, 8/01/30 8/27 at 100.00 198,180
475 4.000%, 8/01/34 8/27 at 100.00 471,277
325 4.000%, 8/01/35 8/27 at 100.00 323,417
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 1,121,069
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B:
500 3.000%, 8/01/38 8/31 at 100.00 438,192
500 3.000%, 8/01/39 8/31 at 100.00 429,583
500 3.000%, 8/01/40 8/31 at 100.00 416,755
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C:
2,810 4.000%, 8/01/35 8/31 at 100.00 2,856,442
2,925 4.000%, 8/01/36 8/31 at 100.00 2,956,824
3,045 4.000%, 8/01/37 8/31 at 100.00 3,056,153
3,165 4.000%, 8/01/38 8/31 at 100.00 3,127,019
1,000 4.000%, 8/01/43 8/31 at 100.00 955,256
1,780 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,936,075
2,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 2,140,824
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A:
1,280 5.000%, 8/01/42 8/33 at 100.00 1,381,806
1,200 5.000%, 8/01/44 8/33 at 100.00 1,276,837
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023:
1,480 5.000%, 2/01/38 2/28 at 100.00 1,488,748
2,790 5.125%, 2/01/43 2/28 at 100.00 2,804,122
Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 1,427,854
580 3.750%, 2/01/36 2/25 at 100.00 571,028
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 4,413,536
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 1,004,573
Plymouth Intermediate District 287, Minnesota, Facilities Maintence
Bonds, Series 2017B:
175 4.000%, 5/01/29 5/27 at 100.00 176,942
200 4.000%, 5/01/32 5/27 at 100.00 202,447
100 4.000%, 5/01/33 5/27 at 100.00 101,247
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 4,509,709
6,077 5.000%, 7/01/58 7/28 at 100.00 6,078,971
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call 1,192,794

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series
2017A:
$ 355 5.000%, 2/01/32 2/25 at 100.00 $ 357,743
520 5.000%, 2/01/34 2/25 at 100.00 523,985
Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series
2015B:
55 4.250%, 4/01/25 7/24 at 100.00 54,719
430 4.875%, 4/01/30 7/24 at 100.00 430,009
1,405 5.250%, 4/01/43 7/24 at 100.00 1,370,449
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 2,556,030
Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B:
5 4.000%, 2/01/36 2/29 at 100.00 5,102
1,000 4.000%, 2/01/37 2/29 at 100.00 1,023,839
500 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2024A, 5.000%, 2/01/43
2/34 at 100.00 545,962
Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A:
375 4.000%, 2/01/26 No Opt. Call 370,428
320 4.000%, 2/01/28 No Opt. Call 312,558
330 4.000%, 2/01/30 No Opt. Call 319,366
435 4.000%, 2/01/41 2/31 at 100.00 381,744
Total Tax Obligation/Limited 61,749,074
Transportation - 7.7%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
1,000 5.000%, 1/01/33 7/29 at 100.00 1,065,101
1,560 5.000%, 1/01/49 7/29 at 100.00 1,611,035
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,540 5.000%, 1/01/31, (AMT) 7/29 at 100.00 1,616,811
1,500 5.000%, 1/01/32, (AMT) 7/29 at 100.00 1,575,046
1,000 5.000%, 1/01/35, (AMT) 7/29 at 100.00 1,048,777
1,235 5.000%, 1/01/39, (AMT) 7/29 at 100.00 1,280,066
5,600 5.000%, 1/01/44, (AMT) 7/29 at 100.00 5,737,943
7,370 5.000%, 1/01/49, (AMT) 7/29 at 100.00 7,506,671
8,145 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 8,311,307
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34,
(AMT)
1/27 at 100.00 483,503
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 5.000%, 1/01/52
1/32 at 100.00 2,099,432
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B:
2,510 5.000%, 1/01/40, (AMT) 1/32 at 100.00 2,629,958
11,300 5.000%, 1/01/47, (AMT) 1/32 at 100.00 11,640,526
Total Transportation 46,606,176
U.S. Guaranteed - 0.5% (d)
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-
refunded 11/15/25)
11/25 at 100.00 1,628,460
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-refunded
2/01/26)
2/26 at 100.00 1,540,735
Total U.S. Guaranteed 3,169,195

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 8.8%
$ 1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 $ 1,254,940
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 137,472
3,610 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 3,616,310
Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A:
1,000 4.000%, 10/01/31 10/24 at 100.00 999,933
1,000 4.000%, 10/01/32 10/24 at 100.00 996,545
4,650 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 4,671,718
5,555 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 5,589,720
Saint Paul Housing and Redevelopment Authority, Minnesota, District
Energy Revenue Bonds, Refunding Series 2017A:
390 4.000%, 10/01/28 10/27 at 100.00 393,098
1,610 4.000%, 10/01/33 10/27 at 100.00 1,614,213
Saint Paul Housing and Redevelopment Authority, Minnesota, District
Energy Revenue Bonds, Refunding Series 2017B:
355 4.000%, 10/01/28 10/27 at 100.00 357,820
270 4.000%, 10/01/29 10/27 at 100.00 273,146
2,500 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 2,276,433
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 1,035,413
300 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 3.000%, 10/01/34
10/27 at 100.00 261,736
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 965,215
1,250 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2023-3, 5.250%, 10/01/42, (AMT)
10/33 at 100.00 1,257,444
4,905 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/32 at 100.00 4,775,877
Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A:
4,770 0.000%, 1/01/25 - NPFG Insured No Opt. Call 4,649,006
6,230 0.000%, 1/01/26 - NPFG Insured No Opt. Call 5,820,600
Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 232,944
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 260,919
11,265 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 11,512,548
Total Utilities 52,953,050
Total Municipal Bonds
(cost $586,631,694) 569,593,975
Total Long-Term Investments
(cost $586,631,694) 569,593,975
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  3.5%
X 21,190,000
MUNICIPAL BONDS - 3.5%   X 21,190,000
Education and Civic Organizations - 0.9%
$ 4,900 (e) Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2009, 3.300%, 12/01/40
6/24 at 100.00 $ 4,900,000
775 (e) Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Variable Rate Demand Obligation Series 2002, 3.350%, 6/01/32
6/24 at 100.00 775,000
Total Education and Civic Organizations 5,675,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 2.2%
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
Series 2018A:
$ 11,310 (e)
3.900%, 11/15/48
6/24 at 100.00 $ 11,310,000
2,000 (e) Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 3.160%, 11/15/38
6/24 at 100.00 2,000,000
Total Health Care 13,310,000
Tax Obligation/General - 0.4%
2,205 (e) Hennepin County, Minnesota, General Obligation Bonds, Variable Rate
Series 2018B, 3.300%, 12/01/38
6/24 at 100.00 2,205,000
Total Tax Obligation/General 2,205,000
Total Municipal Bonds
(cost $21,190,000) 21,190,000
Total Short-Term Investments
(cost $21,190,000) 21,190,000
Total Investments
(cost $607,821,694) - 97.8% 590,783,975
Other Assets & Liabilities, Net - 2.2% 13,009,176
Net Assets - 100% $ 603,793,151
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $10,857,159 or 1.8% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
See Notes to Financial Statements.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.8%
X 73,443,040
MUNICIPAL BONDS - 99.8%   X 73,443,040
Education and Civic Organizations - 10.9%
$ 1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 $ 1,517,924
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue
Bonds, Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 1,284,640
1,000 Nebraska State Colleges, Student Fees and Facilities Revenue Bonds,
Board of Trustees, Wayne State College Series 2023, 5.000%, 7/01/48 -
AGM Insured
7/33 at 100.00 1,052,218
Saline County, Nebraska, Educational Facilities Revenue Bonds, Doane
College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 322,257
445 3.000%, 2/15/35 2/29 at 100.00 394,655
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 357,751
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 1,001,629
2,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 2,102,794
Total Education and Civic Organizations 8,033,868
Health Care - 9.3%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 556,121
300 4.000%, 11/15/41 11/30 at 100.00 287,937
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 185,051
500 5.000%, 11/15/47 5/27 at 100.00 503,245
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
7/24 at 100.00 766,126
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 500,431
2,000 5.000%, 11/01/45 11/25 at 100.00 2,012,446
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A,
5.000%,
7/01/30
7/27 at 100.00 254,390
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018:
500 5.000%, 7/01/34 7/25 at 100.00 502,326
435 5.000%, 7/01/35 7/25 at 100.00 436,864
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 826,362
Total Health Care 6,831,299
Housing/Single Family - 1.0%
660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 593,963
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 73,879
45 1.950%, 9/01/37 3/30 at 100.00 32,242
Total Housing/Single Family 700,084

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 4.4%
$ 3,700 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities Obligated
Group, Series 2019A, 4.000%, 1/01/49
1/26 at 102.00 $ 3,213,466
Total Long-Term Care 3,213,466
Tax Obligation/General - 39.1%
60 Adams County School District 18, Nebraska, General Obligation Bonds,
Hastings Public Schools, Series 2019, 4.000%, 12/15/38
5/29 at 100.00 58,931
500 Adams County, Nebraska, General Obligation Bonds, Series 2023A,
5.000%, 12/15/42
1/28 at 100.00 513,998
500 Buffalo County School District 007 Kearney Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2016, 3.000%,
12/15/36
4/26 at 100.00 438,931
750 City of Omaha, Nebraska, Special Tax Revenue Redevelopment and
Refunding Bonds, Series 2024A, 5.000%, 4/15/44
4/34 at 100.00 822,031
1,000 Custer County School District 025 Broken Bow Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2024, 5.000%,
12/15/41 - BAM Insured
3/29 at 100.00 1,040,304
750 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/15/48 - AGM Insured
12/33 at 100.00 794,439
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33
7/24 at 100.00 1,082,931
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 843,580
500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 372,164
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 1,195,579
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 977,914
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 745,401
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2024, 4.000%, 12/15/45 - AGM Insured , (WI/DD)
12/34 at 100.00 953,986
Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Series 2023:
405 5.000%, 12/15/43 12/32 at 100.00 434,984
1,500 5.000%, 12/15/48 12/32 at 100.00 1,589,951
635 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2023, 5.000%, 12/01/41
12/31 at 100.00 683,538
1,000 Kearney County, Nebraska, General Obligation Bonds, Recreational
Facilities Series 2022, 4.000%, 5/15/42
5/27 at 100.00 959,673
1,000 La Vista, Nebraska, General Obligation Bonds, Highway Allocation Pledge
Series 2023, 5.000%, 9/15/43
3/28 at 100.00 1,020,935
1,000 La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable
Refunding Series 2022, 5.000%, 9/15/42 - AGM Insured
6/27 at 100.00 1,020,649
1,000 Lancaster County School District 1, Lincoln, Nebraska, General Obligation
Bonds, Series 2020, 3.000%, 1/15/43
7/30 at 100.00 790,203
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 500,603
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 502,673
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2019, 4.000%, 4/15/37
4/29 at 100.00 504,370
1,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose Series
2022, 5.000%, 4/15/41
4/32 at 100.00 1,089,867
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A,
5.000%, 1/15/33
1/27 at 100.00 523,033
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A,
4.000%, 1/15/40
1/29 at 100.00 989,530
1,000 Otoe County School District 0501 Palmyra District OR-1, Nebraska,
General Obligation Bonds, School Building Series 2022, 5.000%,
12/15/42
11/27 at 100.00 1,014,710

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 795 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 3.000%, 12/01/40
12/30 at 100.00 $ 652,524
1,000 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Series 2023, 4.250%, 12/01/43
12/33 at 100.00 1,004,158
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 733,137
Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 1,050,422
1,000 5.000%, 6/15/41 6/29 at 100.00 1,047,908
Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 227,620
1,000 5.000%, 12/15/47 6/28 at 100.00 1,045,658
1,000 Wayne County School District 17, Nebraska, General Obligation Bonds,
Wayne Community Schools, School Building Series 2023, 4.250%,
12/15/48
7/28 at 100.00 981,556
530 Wayne County School District 17, Nebraska, General Obligation Bonds,
Wayne Community Schools, School Building Series 2024, 5.000%,
12/15/43
3/29 at 100.00 551,132
Total Tax Obligation/General 28,759,023
Tax Obligation/Limited - 7.7%
500 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series 2023,
4.000%, 6/15/43
7/28 at 100.00 480,490
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project,
Series 2018, 4.000%, 9/15/27
7/24 at 100.00 500,161
1,250 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/47
6/27 at 100.00 1,131,583
1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call 1,105,342
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%,
6/01/36
6/26 at 100.00 503,543
1,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,200,389
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 743,366
Total Tax Obligation/Limited 5,664,874
Transportation - 3.1%
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 777,203
1,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 981,515
Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds,
Series 2017A:
550 5.000%, 12/15/36, (AMT) 12/26 at 100.00 559,821
Total Transportation 2,318,539
U.S. Guaranteed - 3.8% (c)
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 756,426
Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds,
Series 2017A:
450 5.000%, 12/15/34, (Pre-refunded 12/15/26), (AMT) 12/26 at 100.00 463,569
450 5.000%, 12/15/36, (Pre-refunded 12/15/26), (AMT) 12/26 at 100.00 463,569
Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2017:
550 5.000%, 12/15/29, (Pre-refunded 12/15/27) 12/27 at 100.00 579,533
520 5.000%, 12/15/35, (Pre-refunded 12/15/27) 12/27 at 100.00 547,922
Total U.S. Guaranteed 2,811,019

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 20.5%
$ 465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call $ 486,385
1,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 1,042,428
450 Douglas County Sanitary & Improvement District 607 North Streams,
Nebraska, General Obligation Bonds, Series, 5.000%, 9/15/44
3/29 at 100.00 432,973
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 1,976,598
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 903,135
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds,
Series 2015, 3.250%, 12/01/32
12/25 at 100.00 466,010
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 1,511,073
1,200 Nebraska Public Power District, General Revenue Bonds, Series 2023A,
5.000%, 7/01/28
1/28 at 100.00 1,264,297
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 494,479
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 1,037,252
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 1,044,592
Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B:
750 5.000%, 2/01/47 2/32 at 100.00 798,425
790 5.250%, 2/01/52 2/32 at 100.00 850,436
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 277,150
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 1,006,151
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 1,519,484
Total Utilities 15,110,868
Total Municipal Bonds
(cost $76,067,219) 73,443,040
Total Long-Term Investments
(cost $76,067,219) 73,443,040
Other Assets & Liabilities, Net - 0.2% 169,128
Net Assets - 100% $ 73,612,168
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements.

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.8%
X 176,231,555
MUNICIPAL BONDS - 96.8%   X 176,231,555
Education and Civic Organizations - 3.9%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 $ 1,100,510
505 Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree
Foundation, Inc. Project, Series 2017, 5.000%, 3/01/25
No Opt. Call 505,871
95 (c) Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.000%, 6/15/29
6/27 at 102.00 94,664
920 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34
6/27 at 102.00 915,681
100 (c) Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A, 5.500%, 6/15/35
6/25 at 100.00 100,465
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 598,694
Oregon Facilities Authority, Revenue Bonds, University of Portland
Projects, Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 455,001
800 5.000%, 4/01/30 4/25 at 100.00 809,232
490 (c) Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42
6/32 at 100.00 500,318
1,000 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 992,659
1,000 Yamhill County, Oregon, Revenue Bonds, Linfield University Project,
Refunding Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 1,018,734
Total Education and Civic Organizations 7,091,829
Health Care - 13.5%
Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024:
455 5.250%, 8/01/39 , (WI/DD) 2/34 at 100.00 496,962
1,000 5.250%, 8/01/40 , (WI/DD) 2/34 at 100.00 1,082,997
Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 369,770
1,000 5.000%, 1/01/33 1/26 at 100.00 1,012,465
715 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2020A, 4.000%, 1/01/34
1/31 at 100.00 711,294
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 1,017,728
Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A:
690 5.000%, 11/15/25 6/24 at 100.00 690,305
4,155 4.125%, 11/15/32 6/24 at 100.00 4,154,862
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call 621,344
Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A:
485 5.000%, 10/01/29 10/26 at 100.00 491,530
1,325 5.000%, 10/01/30 10/26 at 100.00 1,343,213
4,105 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 4,342,927
1,000 Oregon Health and Science University, Revenue Bonds, Series 2019A,
5.000%, 7/01/29
No Opt. Call 1,066,347
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A:
560 5.000%, 5/15/30 5/26 at 100.00 571,413
1,000 5.000%, 5/15/31 5/26 at 100.00 1,020,062
1,200 5.000%, 5/15/46 5/26 at 100.00 1,209,615

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 $ 2,367,999
Union County Oregon, Hospital Facility Authority Revenue Bonds, Grande
Ronde Hospital Incorporated, Series 2022:
1,230 5.000%, 7/01/33 7/32 at 100.00 1,263,963
695 5.000%, 7/01/34 7/32 at 100.00 714,060
Total Health Care 24,548,856
Housing/Multifamily - 0.2%
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy
Station Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 341,207
Total Housing/Multifamily 341,207
Housing/Single Family - 0.7%
Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A:
935 1.900%, 1/01/33 7/30 at 100.00 742,475
825 1.950%, 7/01/33 7/30 at 100.00 652,108
Total Housing/Single Family 1,394,583
Information Technology - 1.1%
2,000 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 3.800%,
12/01/40, (Mandatory Put 6/15/28)
2/28 at 100.00 1,985,458
Total Information Technology 1,985,458
Long-Term Care - 5.9%
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 288,592
300 5.000%, 11/15/28 11/25 at 102.00 303,304
315 5.000%, 11/15/29 11/25 at 102.00 317,969
330 5.000%, 11/15/30 11/25 at 102.00 332,588
Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A:
445 4.000%, 11/15/24 No Opt. Call 444,138
355 4.000%, 5/15/25 No Opt. Call 353,425
460 4.000%, 11/15/25 No Opt. Call 456,924
200 4.000%, 5/15/26 11/25 at 102.00 198,039
400 4.000%, 11/15/26 11/25 at 102.00 395,128
350 4.000%, 5/15/27 11/25 at 102.00 344,451
350 4.000%, 11/15/27 11/25 at 102.00 343,582
1,320 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
6/24 at 100.00 1,319,966
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 325,074
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 1,040,225
1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 1,347,377
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 1,109,758
1,940 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 1,777,864
Total Long-Term Care 10,698,404

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 42.8%
$ 2,400 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Current Interest Series 2017C,
5.000%, 6/15/35
6/27 at 100.00 $ 2,487,566
2,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B,
0.000%, 6/15/33
6/27 at 78.57 1,361,060
1,380 Bend, Oregon, General Obligation Bonds, Full Faith & Credit Series 2023,
5.000%, 6/01/36 , (WI/DD)
6/34 at 100.00 1,578,440
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A:
350 5.000%, 6/15/26 No Opt. Call 360,693
2,835 5.000%, 6/15/27 No Opt. Call 2,969,228
Benton County, Oregon, Full Faith and Credit Obligations, Series 2023:
350 5.000%, 6/01/37 6/33 at 100.00 391,004
250 5.000%, 6/01/38 6/33 at 100.00 277,549
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series
2021, 4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 1,017,583
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%,
6/01/25 - AGM Insured
No Opt. Call 203,475
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 1,684,464
4,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/41
6/27 at 53.27 1,756,930
1,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 1,044,663
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 622,875
550 5.000%, 6/15/32 6/28 at 100.00 584,282
605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 639,393
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 961,808
David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2023A:
1,135 0.000%, 6/15/34 6/33 at 96.08 763,921
2,000 0.000%, 6/15/35 6/33 at 92.02 1,285,463
1,210 0.000%, 6/15/37 6/33 at 83.14 695,627
1,000 0.000%, 6/15/38 6/33 at 78.73 540,367
1,335 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/36
6/33 at 100.00 1,510,843
2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 2,842,728
1,845 Jackson County School District 5 Ashland, Oregon, General Obligation
Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 1,980,558
Jackson County School District 6, Central Point, Oregon, General
Obligation Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 1,703,216
1,700 4.000%, 6/15/35 6/29 at 100.00 1,728,324
270 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station
Area A Local Improvement District, Series 2008, 5.200%, 6/01/31
7/24 at 100.00 271,153
Lane Community College, Lane, Linn, Benton and Douglas Counties,
Oregon, General Obligation Bonds, Series 2020A:
1,000 4.000%, 6/15/33 6/30 at 100.00 1,036,993
1,750 4.000%, 6/15/34 6/30 at 100.00 1,809,667
3,900 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, School Bond Guaranty Series 2019, 4.000%, 6/15/35
6/29 at 100.00 3,963,182
Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2020B:
2,000 5.000%, 6/15/34 6/30 at 100.00 2,184,695
2,145 5.000%, 6/15/35 6/30 at 100.00 2,337,640

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Series 2018:
$ 1,500 5.000%, 6/15/31 6/28 at 100.00 $ 1,593,618
2,000 5.000%, 6/15/33 6/28 at 100.00 2,116,784
1,050 5.000%, 6/15/38 6/28 at 100.00 1,102,700
1,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 1,066,692
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%,
6/01/34
6/30 at 100.00 2,582,203
2,250 Multnomah County School District 7, Reynolds, Oregon, General
Obligation Bonds, Series 2015A, 5.000%, 6/15/30
6/25 at 100.00 2,282,870
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties,
Oregon, General Obligation Bonds, Series 2018B. Current Interest,
5.000%, 6/15/29
6/28 at 100.00 1,267,041
765 Oregon City, Oregon, General Obligation Bonds, Series 2018, 5.000%,
6/01/31
6/28 at 100.00 814,413
770 Oregon State, General Obligation Bonds, Series 2024A, 5.000%, 5/01/37 5/34 at 100.00 878,742
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General
Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 1,285,889
Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series
2018:
185 3.750%, 6/15/28 No Opt. Call 178,492
180 4.000%, 6/15/33 6/28 at 100.00 176,964
900 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 928,099
1,050 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Series 2018, 5.000%, 6/15/30
6/26 at 100.00 1,082,573
500 Redmond Area Park and Recreation District, Deschutes County, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/34
6/33 at 100.00 563,459
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A,
5.000%, 6/01/25
7/24 at 100.00 350,220
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 676,344
2,285 Saint Helens, Oregon, Full Faith and Credit Obligations, Series 2021,
4.000%, 8/01/41
8/31 at 100.00 2,272,212
Umatilla County School District 6R Umatilla, Oregon, General Obligation
Bonds, Series 2017:
245 5.000%, 6/15/27 No Opt. Call 255,880
340 5.000%, 6/15/29 6/27 at 100.00 356,318
315 5.000%, 6/15/31 6/27 at 100.00 329,748
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 1,315,167
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 925,265
1,000 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2023, 5.000%, 6/15/35
6/33 at 100.00 1,130,783
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith &
Credit Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 1,329,058
Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017:
3,750 5.000%, 6/15/32 6/27 at 100.00 3,908,695
1,450 5.000%, 6/15/34 6/27 at 100.00 1,509,242
1,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%,
6/15/30
6/27 at 100.00 1,038,523
Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016:
1,000 4.000%, 6/15/31 6/26 at 100.00 1,005,329
1,000 4.000%, 6/15/32 6/26 at 100.00 1,003,351
Total Tax Obligation/General 77,922,064

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 13.8%
$ 1,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%,
6/01/37
6/30 at 100.00 $ 1,015,857
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 2,285,929
500 5.000%, 11/15/29 11/25 at 100.00 505,707
300 Hermiston, Umatilla County, Oregon, Full Faith and Credit Obligation
Bonds, Series 2024, 5.000%, 12/01/37 - AGM Insured
6/34 at 100.00 333,259
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A:
1,635 5.000%, 10/01/28 No Opt. Call 1,704,938
460 5.000%, 10/01/32 No Opt. Call 492,320
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention
Center Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 778,892
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 2,170,631
750 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2022A, 5.000%, 11/15/35
11/32 at 100.00 846,665
5,470 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 11/15/39
11/30 at 100.00 5,509,718
11,300 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 3,619,422
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 996,871
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 1,693,861
Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 1,047,784
2,060 4.000%, 10/01/33 4/28 at 100.00 2,074,172
Total Tax Obligation/Limited 25,076,026
Transportation - 5.6%
Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 440,624
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 389,357
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 350,930
3,745 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/29, (AMT)
No Opt. Call 3,943,655
1,690 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B, 5.000%, 7/01/35, (AMT)
1/27 at 100.00 1,726,200
3,040 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/34, (AMT)
7/32 at 100.00 3,289,570
Total Transportation 10,140,336
U.S. Guaranteed - 0.1% (d)
155 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24,
(ETM)
No Opt. Call 155,432
Total U.S. Guaranteed 155,432
Utilities - 9.2%
Beaverton, Oregon, Water Revenue Bonds, Series 2022:
2,090 4.000%, 4/01/35 4/32 at 100.00 2,165,880
2,150 4.000%, 4/01/36 4/32 at 100.00 2,217,666
Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds,
Series 2016:
500 3.500%, 12/01/29 12/25 at 100.00 495,575
350 5.000%, 12/01/33 12/25 at 100.00 355,505
350 5.000%, 12/01/34 12/25 at 100.00 355,505

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023:
$ 250 5.000%, 8/01/35 8/33 at 100.00 $ 282,986
250 5.000%, 8/01/36 8/33 at 100.00 282,073
250 5.000%, 8/01/37 8/33 at 100.00 280,485
250 5.000%, 8/01/38 8/33 at 100.00 277,741
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016:
1,065 5.000%, 7/01/28 7/26 at 100.00 1,088,400
1,120 5.000%, 7/01/29 7/26 at 100.00 1,145,460
1,180 5.000%, 7/01/30 7/26 at 100.00 1,206,987
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2016A, 4.000%, 4/01/33
4/26 at 100.00 2,519,665
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2022A, 4.000%, 4/01/35
10/31 at 100.00 2,055,479
1,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/33
7/31 at 100.00 1,054,397
Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte
Project, Taxable Refunding Green Series 2019B:
525 (c) 5.000%, 11/01/33 5/29 at 100.00 559,848
500 (c) 5.000%, 11/01/36 5/29 at 100.00 533,708
Total Utilities 16,877,360
Total Municipal Bonds
(cost $178,732,923) 176,231,555
Total Long-Term Investments
(cost $178,732,923) 176,231,555
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  3.7%
X 6,800,000
MUNICIPAL BONDS - 3.7%   X 6,800,000
Health Care - 3.3%
$ 6,000 (e) Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018B, 4.000%, 8/01/34
6/24 at 100.00 $ 6,000,000
Total Health Care 6,000,000
Tax Obligation/General - 0.4%
800 (e) Oregon State, General Obligation Bonds, Veteran's Welfare Series 110
Series 2022E, 4.050%, 6/01/45
6/24 at 100.00 800,000
Total Tax Obligation/General 800,000
Total Municipal Bonds
(cost $6,800,000) 6,800,000
Total Short-Term Investments
(cost $6,800,000) 6,800,000
Total Investments
(cost $185,532,923) - 100.5% 183,031,555
Other Assets & Liabilities, Net - (0.5)% (893,609)
Net Assets - 100% $ 182,137,946
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,759,081 or 2.1% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements.

Statement of Assets and Liabilities
See Notes to Financial Statements.

May 31, 2024
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
ASSETS
Long-term investments, at value
†
$ 314,794,043 $ 569,593,975 $ 73,443,040 $ 176,231,555
Short-term investments, at value
◊
3,150,000 21,190,000 – 6,800,000
Cash – – – 57,224
Receivables:
Interest 4,100,972 8,002,418 1,190,921 2,425,965
Investments sold 1,048,306 4,396,877 538,771 75,000
Reimbursement from Adviser – – 11,791 –
Shares sold 25,647 3,309,658 2,612 119,951
Other 26,878 32,363 16,931 15,063
Total assets 323,145,846 606,525,291 75,204,066 185,724,758
LIABILITIES
Cash overdraft 1,035,437 791,570 425,717 –
Payables:
Management fees 136,891 250,225 32,192 78,180
Dividends 285,273 290,223 22,333 124,182
Interest 293 — 219 365
Investments purchased - when-issued/delayed-delivery settlement – – 973,220 3,175,204
Shares redeemed 239,214 1,184,771 94,824 142,733
Accrued expenses:
Custodian fees 41,917 55,711 21,863 28,695
Directors fees 15,611 19,178 1,374 4,508
Professional fees 10,213 16,687 2,514 5,264
Shareholder reporting expenses 9,928 18,377 3,897 5,224
Shareholder servicing agent fees 25,057 57,595 6,668 16,659
12b-1 distribution and service fees 20,005 47,803 7,077 5,798
Total liabilities 1,819,839 2,732,140 1,591,898 3,586,812
Net assets $ 321,326,007 $ 603,793,151 $ 73,612,168 $ 182,137,946
NET ASSETS CONSIST OF:
Paid-in capital $ 345,466,031 $ 672,646,256 $ 89,175,417 $ 198,400,215
Total distributable earnings (loss) (24,140,024) (68,853,105) (15,563,249) (16,262,269)
Net assets $ 321,326,007 $ 603,793,151 $ 73,612,168 $ 182,137,946
†
Long-term investments, cost $ 321,663,804 $ 586,631,694 $ 76,067,219 $ 178,732,923
◊
Short-term investments, cost $ 3,150,000 $ 21,190,000 $ — $ 6,800,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.

Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
CLASS A:
Net assets $ 87,300,515 $ 214,252,348 $ 35,596,580 $ 25,292,841
Shares outstanding 9,082,026 20,152,690 3,687,446 2,624,334
Net asset value ("NAV") per share $ 9.61 $ 10.63 $ 9.65 $ 9.64
Maximum sales charge 3.00% 4.20% 4.20% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 9.91 $ 11.10 $ 10.07 $ 9.94
CLASS C:
Net assets $ 6,364,362 $ 13,273,773 $ 991,080 $ 1,536,226
Shares outstanding 666,392 1,249,642 102,831 160,296
NAV and offering price per share $ 9.55 $ 10.62 $ 9.64 $ 9.58
CLASS I:
Net assets $ 227,661,130 $ 376,267,030 $ 37,024,508 $ 155,308,879
Shares outstanding 23,786,214 35,437,789 3,829,012 16,081,698
NAV and offering price per share $ 9.57 $ 10.62 $ 9.67 $ 9.66
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion
Par value per share $   0.0001 $   0.0001 $   0.0001 $   0.0001

Statement of Operations
See Notes to Financial Statements.

Year Ended May 31, 2024
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
INVESTMENT INCOME
Interest $ 12,310,668 $ 23,446,609 $ 2,959,450 $ 6,131,577
Total investment income 12,310,668 23,446,609 2,959,450 6,131,577
EXPENSES
– – – –
Management fees 1,721,106 2,827,072 447,722 964,313
12b-1 service fees - Class A 166,335 410,476 79,506 52,172
12b-1 distribution and service fees - Class C 76,116 150,001 14,985 20,383
Shareholder servicing agent fees - Class A 27,183 81,265 14,632 9,197
Shareholder servicing agent fees - Class C 2,483 5,924 546 717
Shareholder servicing agent fees - Class I 78,028 136,191 15,996 53,722
Interest expense 62,572 60,766 25,019 27,163
Directors fees 12,045 20,889 3,144 6,628
Custodian expenses, net 47,086 52,118 13,482 19,402
Registration fees 18,751 25,807 25,699 16,188
Professional fees 70,408 87,617 51,779 58,452
Shareholder reporting expenses 27,384 47,698 14,036 17,529
Other 14,410 18,004 13,349 13,383
Total expenses before fee waiver/expense reimbursement 2,323,907 3,923,828 719,895 1,259,249
Fee waiver/expense reimbursement — — (83,949) —
Net expenses 2,323,907 3,923,828 635,946 1,259,249
Net investment income (loss) 9,986,761 19,522,781 2,323,504 4,872,328
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (2,809,331) (7,087,582) (4,870,716) (1,607,620)
Net realized gain (loss) (2,809,331) (7,087,582) (4,870,716) (1,607,620)
Change in unrealized appreciation (depreciation) on:
Investments 766,350 4,027,752 3,195,950 491,186
Net change in unrealized appreciation (depreciation) 766,350 4,027,752 3,195,950 491,186
Net realized and unrealized gain (loss) (2,042,981) (3,059,830) (1,674,766) (1,116,434)
Net increase (decrease) in net assets from operations $ 7,943,780 $ 16,462,951 $ 648,738 $ 3,755,894

Statement of Changes in Net Assets
See Notes to Financial Statements.

Minnesota Intermediate Minnesota
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 9,986,761 $ 9,817,146 $ 19,522,781 $ 17,457,132
Net realized gain (loss) (2,809,331) (5,023,204) (7,087,582) (19,871,482)
Net change in unrealized appreciation (depreciation) 766,350 (3,229,831) 4,027,752 (5,454,547)
Net increase (decrease) in net assets from operations 7,943,780 1,564,111 16,462,951 (7,868,897)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,465,421) (2,422,188) (6,990,788) (6,151,094)
Class C (164,725) (175,594) (389,330) (449,484)
Class I (7,544,954) (6,902,951) (12,424,196) (10,316,848)
Total distributions (10,175,100) (9,500,733) (19,804,314) (16,917,426)
FUND SHARE TRANSACTIONS
Subscriptions 123,522,905 198,176,296 237,553,251 249,103,974
Reinvestments of distributions 6,589,877 5,828,601 16,610,305 13,760,678
Redemptions (145,993,852) (253,882,060) (188,985,378) (339,973,222)
Net increase (decrease) from Fund share transactions (15,881,070) (49,877,163) 65,178,178 (77,108,570)
Net increase (decrease) in net assets (18,112,390) (57,813,785) 61,836,815 (101,894,893)
Net assets at the beginning of period 339,438,397 397,252,182 541,956,336 643,851,229
Net assets at the end of period $ 321,326,007 $ 339,438,397 $ 603,793,151 $ 541,956,336

See Notes to Financial Statements.

Nebraska Oregon Intermediate
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 2,323,504 $ 2,306,365 $ 4,872,328 $ 4,785,654
Net realized gain (loss) (4,870,716) (3,901,351) (1,607,620) (4,124,935)
Net change in unrealized appreciation (depreciation) 3,195,950 (213,731) 491,186 (834,709)
Net increase (decrease) in net assets from operations 648,738 (1,808,717) 3,755,894 (173,990)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (968,358) (920,535) (658,194) (625,245)
Class C (24,103) (24,927) (34,968) (34,185)
Class I (1,142,879) (1,220,820) (4,121,443) (3,858,764)
Total distributions (2,135,340) (2,166,282) (4,814,605) (4,518,194)
FUND SHARE TRANSACTIONS
Subscriptions 16,074,653 17,813,252 71,354,403 84,808,781
Reinvestments of distributions 1,903,483 1,957,345 3,236,518 2,722,809
Redemptions (44,210,417) (37,063,131) (74,660,602) (126,314,973)
Net increase (decrease) from Fund share transactions (26,232,281) (17,292,534) (69,681) (38,783,383)
Net increase (decrease) in net assets (27,718,883) (21,267,533) (1,128,392) (43,475,567)
Net assets at the beginning of period 101,331,051 122,598,584 183,266,338 226,741,905
Net assets at the end of period $ 73,612,168 $ 101,331,051 $ 182,137,946 $ 183,266,338

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Minnesota Intermediate
Class
A
5/31/24
$ 9.68 $ 0.28 $ (0.06) $ 0.22 $ (0.29) $ — $ (0.29) $ 9.61
5/31/23
9.86 0.25 (0.18) 0.07 (0.25) — (0.25) 9.68
5/31/22
10.65 0.20 (0.80) (0.60) (0.19) — (0.19) 9.86
5/31/21
10.48 0.22 0.17 0.39 (0.22) — (0.22) 10.65
5/31/20
10.49 0.26 0.01 0.27 (0.28) — (0.28) 10.48
Class
C
5/31/24
9.62 0.20 (0.06) 0.14 (0.21) — (0.21) 9.55
5/31/23
9.80 0.18 (0.19) (0.01) (0.17) — (0.17) 9.62
5/31/22
10.58 0.12 (0.80) (0.68) (0.10) — (0.10) 9.80
5/31/21
10.41 0.13 0.17 0.30 (0.13) — (0.13) 10.58
5/31/20
10.43 0.17 — 0.17 (0.19) — (0.19) 10.41
Class
I
5/31/24
9.64 0.30 (0.07) 0.23 (0.30) — (0.30) 9.57
5/31/23
9.82 0.27 (0.18) 0.09 (0.27) — (0.27) 9.64
5/31/22
10.60 0.22 (0.80) (0.58) (0.20) — (0.20) 9.82
5/31/21
10.43 0.24 0.16 0.40 (0.23) — (0.23) 10.60
5/31/20
10.44 0.28 0.01 0.29 (0.30) — (0.30) 10.43
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .27% $ 87,301 0 .83% 0 .81% 2 .91% 21%
0 .71 85,313 0 .81 0 .81 2 .62 13
( 5 .75 ) 113,097 0 .80 0 .80 1 .96 28
3 .71 138,393 0 .79 0 .79 2 .05 6
2 .57 115,325 0 .80 0 .80 2 .43 12
1 .45 6,364 1 .63 1 .61 2 .10 21
( 0 .11 ) 8,829 1 .61 1 .61 1 .82 13
( 6 .46 ) 11,621 1 .60 1 .60 1 .16 28
2 .91 13,672 1 .59 1 .59 1 .25 6
1 .67 13,064 1 .60 1 .60 1 .64 12
2 .47 227,661 0 .63 0 .61 3 .10 21
0 .90 245,297 0 .61 0 .61 2 .82 13
( 5 .52 ) 272,534 0 .60 0 .60 2 .16 28
3 .90 306,289 0 .59 0 .59 2 .25 6
2 .76 273,269 0 .60 0 .60 2 .64 12

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Minnesota
Class
A
5/31/24
$ 10.68 $ 0.36 $ (0.05) $ 0.31 $ (0.36) $ — $ (0.36) $ 10.63
5/31/23
11.08 0.33 (0.41) (0.08) (0.32) — (0.32) 10.68
5/31/22
12.11 0.24 (1.06) (0.82) (0.21) — (0.21) 11.08
5/31/21
11.78 0.25 0.34 0.59 (0.26) — (0.26) 12.11
5/31/20
11.84 0.32 (0.04) 0.28 (0.34) — (0.34) 11.78
Class
C
5/31/24
10.67 0.27 (0.04) 0.23 (0.28) — (0.28) 10.62
5/31/23
11.07 0.24 (0.41) (0.17) (0.23) — (0.23) 10.67
5/31/22
12.10 0.15 (1.06) (0.91) (0.12) — (0.12) 11.07
5/31/21
11.77 0.15 0.34 0.49 (0.16) — (0.16) 12.10
5/31/20
11.83 0.22 (0.03) 0.19 (0.25) — (0.25) 11.77
Class
I
5/31/24
10.66 0.38 (0.04) 0.34 (0.38) — (0.38) 10.62
5/31/23
11.07 0.34 (0.41) (0.07) (0.34) — (0.34) 10.66
5/31/22
12.10 0.26 (1.05) (0.79) (0.24) — (0.24) 11.07
5/31/21
11.77 0.27 0.34 0.61 (0.28) — (0.28) 12.10
5/31/20
11.83 0.34 (0.03) 0.31 (0.37) — (0.37) 11.77
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .99% $ 214,252 0 .80% 0 .79% 3 .36% 26%
( 0 .73 ) 206,858 0 .79 0 .79 3 .03 29
( 6 .83 ) 225,930 0 .77 0 .77 2 .03 28
5 .02 277,598 0 .77 0 .77 2 .07 7
2 .40 236,237 0 .79 0 .79 2 .67 13
2 .16 13,274 1 .60 1 .59 2 .56 26
( 1 .51 ) 17,824 1 .59 1 .59 2 .22 29
( 7 .58 ) 25,848 1 .57 1 .57 1 .23 28
4 .19 33,134 1 .57 1 .57 1 .28 7
1 .58 33,110 1 .59 1 .59 1 .88 13
3 .29 376,267 0 .60 0 .59 3 .56 26
( 0 .61 ) 317,275 0 .59 0 .59 3 .21 29
( 6 .64 ) 392,073 0 .57 0 .57 2 .23 28
5 .23 421,865 0 .57 0 .57 2 .27 7
2 .61 315,275 0 .59 0 .59 2 .87 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Nebraska
Class
A
5/31/24
$ 9.72 $ 0.26 $ (0.09) $ 0.17 $ (0.24) $ — $ (0.24) $ 9.65
5/31/23
10.03 0.20 (0.32) (0.12) (0.19) — (0.19) 9.72
5/31/22
11.11 0.17 (1.09) (0.92) (0.16) — (0.16) 10.03
5/31/21
10.98 0.20 0.13 0.33 (0.20) — (0.20) 11.11
5/31/20
10.77 0.25 0.23 0.48 (0.27) — (0.27) 10.98
Class
C
5/31/24
9.71 0.18 (0.09) 0.09 (0.16) — (0.16) 9.64
5/31/23
10.01 0.12 (0.31) (0.19) (0.11) — (0.11) 9.71
5/31/22
11.08 0.08 (1.08) (1.00) (0.07) — (0.07) 10.01
5/31/21
10.95 0.11 0.13 0.24 (0.11) — (0.11) 11.08
5/31/20
10.75 0.16 0.22 0.38 (0.18) — (0.18) 10.95
Class
I
5/31/24
9.74 0.27 (0.08) 0.19 (0.26) — (0.26) 9.67
5/31/23
10.05 0.22 (0.32) (0.10) (0.21) — (0.21) 9.74
5/31/22
11.13 0.19 (1.09) (0.90) (0.18) — (0.18) 10.05
5/31/21
11.00 0.22 0.13 0.35 (0.22) — (0.22) 11.13
5/31/20
10.79 0.27 0.23 0.50 (0.29) — (0.29) 11.00
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
1.75% $ 35,597 0.94% 0.91% 0.84% 0.81% 2.66% 20%
(1.20) 44,057 0.89 0.89 0.82 0.82 2.05 18
(8.34) 55,101 0.88 0.88 0.87 0.87 1.57 26
3.03 62,259 0.88 0.88 0.87 0.87 1.79 4
4.50 47,070 0.89 0.89 0.88 0.88 2.31 12
0.93 991 1.74 1.71 1.64 1.61 1.83 20
(1.89) 1,985 1.69 1.69 1.62 1.62 1.25 18
(9.03) 2,650 1.68 1.68 1.67 1.67 0.77 26
2.20 3,110 1.68 1.68 1.67 1.67 1.00 4
3.58 2,833 1.69 1.69 1.68 1.68 1.51 12
1.95 37,025 0.74 0.71 0.64 0.61 2.82 20
(0.99) 55,289 0.69 0.69 0.62 0.62 2.25 18
(8.12) 64,848 0.68 0.68 0.67 0.67 1.77 26
3.24 66,647 0.68 0.68 0.67 0.67 1.99 4
4.71 47,500 0.69 0.69 0.68 0.68 2.51 12

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Oregon Intermediate
Class
A
5/31/24
$ 9.65 $ 0.25 $ (0.02) $ 0.23 $ (0.24) $ — $ (0.24) $ 9.64
5/31/23
9.83 0.22 (0.19) 0.03 (0.21) — (0.21) 9.65
5/31/22
10.70 0.17 (0.88) (0.71) (0.16) — (0.16) 9.83
5/31/21
10.61 0.18 0.10 0.28 (0.19) — (0.19) 10.70
5/31/20
10.40 0.21 0.21 0.42 (0.21) — (0.21) 10.61
Class
C
5/31/24
9.60 0.17 (0.02) 0.15 (0.17) — (0.17) 9.58
5/31/23
9.77 0.14 (0.18) (0.04) (0.13) — (0.13) 9.60
5/31/22
10.64 0.09 (0.88) (0.79) (0.08) — (0.08) 9.77
5/31/21
10.55 0.10 0.10 0.20 (0.11) — (0.11) 10.64
5/31/20
10.34 0.12 0.22 0.34 (0.13) — (0.13) 10.55
Class
I
5/31/24
9.67 0.27 (0.02) 0.25 (0.26) — (0.26) 9.66
5/31/23
9.85 0.23 (0.19) 0.04 (0.22) — (0.22) 9.67
5/31/22
10.72 0.19 (0.87) (0.68) (0.19) — (0.19) 9.85
5/31/21
10.63 0.20 0.10 0.30 (0.21) — (0.21) 10.72
5/31/20
10.42 0.23 0.21 0.44 (0.23) — (0.23) 10.63
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .45% $ 25,293 0 .86% 0 .84% 2 .54% 20%
0 .27 26,804 0 .83 0 .83 2 .22 18
( 6 .69 ) 33,236 0 .81 0 .81 1 .65 21
2 .69 35,100 0 .80 0 .80 1 .69 4
4 .07 25,357 0 .81 0 .81 1 .97 13
1 .52 1,536 1 .66 1 .64 1 .74 20
( 0 .43 ) 2,218 1 .63 1 .63 1 .43 18
( 7 .48 ) 2,905 1 .61 1 .61 0 .84 21
1 .88 4,473 1 .60 1 .60 0 .90 4
3 .27 4,285 1 .61 1 .61 1 .16 13
2 .64 155,309 0 .66 0 .64 2 .74 20
0 .46 154,245 0 .63 0 .63 2 .42 18
( 6 .46 ) 190,601 0 .61 0 .61 1 .84 21
2 .88 248,222 0 .60 0 .60 1 .90 4
4 .24 210,368 0 .61 0 .61 2 .16 13

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund
(“Minnesota Intermediate”), Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and
Nuveen Oregon Intermediate Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), among others. The
Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period:
The end of the reporting period for the Funds is May 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Minnesota Intermediate
$ 4,072
Minnesota
11,425
Nebraska
13,465
Oregon Intermediate
12,264

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 314,794,043 $ – $ 314,794,043
Short-Term Investments:
Municipal Bonds – 3,150,000 – 3,150,000
Total $ – $ 317,944,043 $ – $ 317,944,043
Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 569,593,975 $ – $ 569,593,975
Short-Term Investments:
Municipal Bonds – 21,190,000 – 21,190,000
Total $ – $ 590,783,975 $ – $ 590,783,975
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 73,443,040 $ – $ 73,443,040
Total $ – $ 73,443,040 $ – $ 73,443,040
Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 176,231,555 $ – $ 176,231,555
Short-Term Investments:
Municipal Bonds – 6,800,000 – 6,800,000
Total $ – $ 183,031,555 $ – $ 183,031,555

Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Minnesota Intermediate
$ 67,746,793 $ 85,934,248
Minnesota
188,461,196 144,258,323
Nebraska
17,132,418 40,155,826
Oregon Intermediate
36,108,687 36,239,236

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/24
Year Ended
5/31/23
Minnesota Intermediate Shares Amount Shares Amount
Subscriptions:
Class A 2,328,262 $22,465,347 2,789,851 $27,013,440
Class A - automatic conversion of Class C 771 7,440 8,242 80,450
Class C 68,845 654,332 262,673 2,528,629
Class I 10,495,977 100,395,786 17,440,833 168,553,777
Total subscriptions 12,893,855 123,522,905 20,501,599 198,176,296
Reinvestments of distributions:
Class A 237,324 2,289,705 232,020 2,246,644
Class C 16,897 161,909 17,629 169,632
Class I 430,917 4,138,263 353,580 3,412,325
Total reinvestments of distributions 685,138 6,589,877 603,229 5,828,601
Redemptions:
Class A (2,298,901) (22,137,569) (5,685,631) (54,937,767)
Class C (336,575) (3,217,490) (540,123) (5,178,814)
Class C - automatic conversion to Class A (776) (7,440) (8,295) (80,450)
Class I (12,593,914) (120,631,353) (20,100,859) (193,685,029)
Total redemptions (15,230,166) (145,993,852) (26,334,908) (253,882,060)
Net increase (decrease) (1,651,173) $(15,881,070) (5,230,080) $(49,877,163)
Year Ended
5/31/24
Year Ended
5/31/23
Minnesota Shares Amount Shares Amount
Subscriptions:
Class A 4,709,617 $50,010,200 5,881,876 $63,049,418
Class A - automatic conversion of Class C 2,704 27,891 10,380 110,932
Class C 242,951 2,593,198 242,093 2,596,407
Class I 17,406,199 184,921,962 17,074,413 183,347,217
Total subscriptions 22,361,471 237,553,251 23,208,762 249,103,974
Reinvestments of distributions:
Class A 632,041 6,712,317 554,479 5,932,614
Class C 35,529 376,856 40,745 435,311
Class I 897,129 9,521,132 692,034 7,392,753
Total reinvestments of distributions 1,564,699 16,610,305 1,287,258 13,760,678
Redemptions:
Class A (4,562,203) (48,218,143) (7,468,397) (79,838,129)
Class C (696,881) (7,402,095) (936,887) (10,013,512)
Class C - automatic conversion to Class A (2,706) (27,891) (10,390) (110,932)
Class I (12,618,035) (133,337,249) (23,447,084) (250,010,649)
Total redemptions (17,879,825) (188,985,378) (31,862,758) (339,973,222)
Net increase (decrease) 6,046,345 $65,178,178 (7,366,738) $(77,108,570)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
5/31/24
Year Ended
5/31/23
Nebraska Shares Amount Shares Amount
Subscriptions:
Class A 277,481 $2,686,518 208,483 $2,024,223
Class A - automatic conversion of Class C — — 399 3,953
Class C 10,038 98,930 6,276 60,828
Class I 1,366,474 13,289,205 1,608,194 15,724,248
Total subscriptions 1,653,993 16,074,653 1,823,352 17,813,252
Reinvestments of distributions:
Class A 96,720 936,783 92,243 894,307
Class C 2,492 24,104 2,575 24,919
Class I 97,276 942,596 106,868 1,038,119
Total reinvestments of distributions 196,488 1,903,483 201,686 1,957,345
Redemptions:
Class A (1,218,369) (11,787,797) (1,262,121) (12,231,169)
Class C (114,203) (1,101,721) (68,518) (668,675)
Class C - automatic conversion to Class A — — (400) (3,953)
Class I (3,312,435) (31,320,899) (2,490,881) (24,159,334)
Total redemptions (4,645,007) (44,210,417) (3,821,920) (37,063,131)
Net increase (decrease) (2,794,526) $(26,232,281) (1,796,882) $(17,292,534)
Year Ended
5/31/24
Year Ended
5/31/23
Oregon Intermediate Shares Amount Shares Amount
Subscriptions:
Class A 568,714 $5,521,250 495,926 $4,824,693
Class C 26,668 255,785 32,843 310,824
Class I 6,775,560 65,577,368 8,221,090 79,673,264
Total subscriptions 7,370,942 71,354,403 8,749,859 84,808,781
Reinvestments of distributions:
Class A 58,731 567,606 56,538 546,892
Class C 3,593 34,554 3,466 33,349
Class I 271,899 2,634,358 221,065 2,142,568
Total reinvestments of distributions 334,223 3,236,518 281,069 2,722,809
Redemptions:
Class A (779,457) (7,514,114) (1,157,260) (11,158,922)
Class C (101,027) (974,263) (102,432) (986,891)
Class I (6,913,041) (66,172,225) (11,851,506) (114,169,160)
Total redemptions (7,793,525) (74,660,602) (13,111,198) (126,314,973)
Net increase (decrease) (88,360) $(69,681) (4,080,270) $(38,783,383)

Notes to Financial Statements
(continued)
5/31/24
5/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Minnesota
Intermediate
$ 10,175,018
$ 82
$ —
$ 9,495,766
$ 4,967
$ —
Minnesota
19,799,067
5,247
—
16,913,113
4,313
—
Nebraska
2,135,340
—
—
2,166,282
—
—
Oregon
Intermediate
4,814,605
—
—
4,514,686
3,508
—
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Minnesota Intermediate
$ 324,758,712 $ 1,237,766 $ (8,052,435) $ (6,814,669)
Minnesota
607,795,412 4,181,981 (21,193,418) (17,011,437)
Nebraska
76,048,159 313,753 (2,918,872) (2,605,119)
Oregon Intermediate
185,532,913 854,291 (3,355,649) (2,501,358)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Minnesota
Intermediate
$ 1,234,560 $ — $ — $ (6,814,669) $ (17,689,393) $ — $ (870,522) $ (24,140,024)
Minnesota
2,542,135 37 — (17,011,437) (52,553,113) — (1,830,727) (68,853,105)
Nebraska
372,975 — — (2,605,119) (13,150,154) — (180,951) (15,563,249)
Oregon
Intermediate
733,600 — — (2,501,358) (14,072,482) — (422,029) (16,262,269)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2024 through May 31, 2024 and paid on June 3, 2024.
1 Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
Minnesota Intermediate
$ 9,187,153 $ 8,502,240 $ 17,689,393
Minnesota
22,818,369 29,734,744 52,553,113
Nebraska
3,315,168 9,834,986 13,150,154
Oregon Intermediate
6,368,412 7,704,070 14,072,482

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
For the period June 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Average Daily Net Assets
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Notes to Financial Statements
(continued)
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of May 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Minnesota Intermediate
0 .1577%
Minnesota
0 .1577%
Nebraska
0 .1577%
Oregon Intermediate
0 .1577%
Fund Expense Cap
Expense Cap
Expiration Date
Nebraska 0.65% July 31, 2026

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Minnesota Intermediate
$ 30,577,853 $ 34,596,483 $ (959,684)
Minnesota
58,630,077 58,534,654 (2,147,222)
Nebraska
2,111,090 — —
Oregon Intermediate
535,470 — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Minnesota Intermediate
$ 80,274 $ 76,772
Minnesota
281,067 270,198
Nebraska
29,248 27,254
Oregon Intermediate
39,641 39,420
Fund
Commission
Advances
(Unaudited)
Minnesota Intermediate
$ 76,687
Minnesota
269,118
Nebraska
14,961
Oregon Intermediate
39,857
Fund
12b-1 Fees
Retained
(Unaudited)
Minnesota Intermediate
$ 11,275
Minnesota
20,742
Nebraska
1,154
Oregon Intermediate
—
Fund
CDSC
Retained
(Unaudited)
Minnesota Intermediate
$ 1,775
Minnesota
3,515
Nebraska
1,279
Oregon Intermediate
—

Notes to Financial Statements
(continued)
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Minnesota Intermediate
$ 1,997,881
Minnesota
10,800,000
Nebraska
2,025,644
Oregon Intermediate
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Minnesota Intermediate
11 $ 1,098,815 6.46%
Minnesota
8 7,475,588 6.44
Nebraska
7 958,276 6.53
Oregon Intermediate
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from  net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Minnesota Intermediate $ —
Minnesota —
Nebraska —
Oregon Intermediate —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The Special Meeting of Shareholders (the “Meeting”) was held on November 20, 2023, for Nuveen Investment Funds, Inc. At the Meeting, the shareholders were asked to elect Board members. There were no broker non-votes.

Approval of the Board Members was reached as follows:	Nuveen Investment Funds, Inc.
Joseph A. Boateng
Votes For	527,096,856
Votes Withheld	6,978,513
Total	534,075,369
Michael A. Forrester
Votes For	528,051,701
Votes Withheld	6,023,668
Total	534,075,369
Thomas J. Kenny
Votes For	528,042,849
Votes Withheld	6,032,521
Total	534,075,369
Amy B. R. Lancellotta
Votes For	528,290,629
Votes Withheld	5,784,741
Total	534,075,369
Joanne T. Medero
Votes For	528,012,180
Votes Withheld	6,063,189
Total	534,075,369
Albin F. Moschner
Votes For	527,124,878
Votes Withheld	6,950,491
Total	534,075,369
John K. Nelson
Votes For	528,105,547
Votes Withheld	5,969,822
Total	534,075,369
Loren M. Starr
Votes For	528,323,160
Votes Withheld	5,752,210
Total	534,075,369
Matthew Thornton III
Votes For	528,016,841
Votes Withheld	6,058,528
Total	534,075,369
Terence J. Toth
Votes For	527,139,054
Votes Withheld	6,936,315
Total	534,075,369
Margaret L. Wolff
Votes For	528,268,255
Votes Withheld	5,807,115
Total	534,075,369
Robert L. Young
Votes For	528,003,067
Votes Withheld	6,072,303
Total	534,075,369

Board members whose term of office continued after the Meeting because they were not up for election are Jack B. Evans and William C. Hunter.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Minnesota Intermediate Municipal Bond Fund

Nuveen Minnesota Municipal Bond Fund

Nuveen Nebraska Municipal Bond Fund

Nuveen Oregon Intermediate Municipal Bond Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Directors (collectively, the “Board” and each Director, a “Board Member”) of Nuveen Investment Funds, Inc. approved, for each respective fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support

2

international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

●       For Nuveen Minnesota Intermediate Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and first quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one-year period ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●       For Nuveen Minnesota Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023, the first quartile for the one-year period ended March 31, 2024 and the second quartile for the three- and five-year periods ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●       For Nuveen Nebraska Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●       For Nuveen Oregon Intermediate Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one-year period ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●      For Nuveen Minnesota Intermediate Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (approximately 5 basis points) the Expense Group median. The Board, however, considered that the limited number of and changes to the peers in the Expense Group limited the comparability of the peer data. The Board also considered that the Fund’s net total expense ratio was generally in-line with the median of the other intermediate funds within the Expense Group.

●       For Nuveen Minnesota Municipal Bond Fund, although the Fund’s contractual management fee rate and actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s net total expense ratio ranked in the second quartile of its Expense Group. In addition, although the Fund’s contractual management fee rate and actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s net total expense ratio ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio matched the Expense Group median.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

●       For Nuveen Nebraska Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was generally in-line with the Expense Group median.

●       For Nuveen Oregon Intermediate Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee and net total expense ratio were above the Expense Group median. The Board, however, considered that the limited number of and changes to the peers in the Expense Group limited the comparability of the peer data. Further, the Board considered that the Fund’s net total expense ratio was generally in-line with the median of the other intermediate funds within the Expense Group.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

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In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations,

7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: March 28, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: March 28, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)